File Nos.      333-129284
811-1343

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-effective Amendment No. ()
Post-effective Amendment No. (5)
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 90
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
Depositor’s Telephone Number)
Ann M. Caparros
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, DC 20004-2415
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☑	On May 1, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	On May 1, 2008 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Variable Deferred Annuity Contract

Goal Planning Annuity (GPA)

Horace Mann Life Insurance Company Separate Account

May 1, 2008

Variable Deferred Annuity Contract Issued By Horace Mann Life
Insurance Company Separate Account
Flexible Premium Contract for Individuals

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”) or as a non-qualified annuity Contract. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract’s cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund
Large Company Stock Funds
Large Value
Davis Value Portfolio

T.	Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(1)
Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire VIT Equity Fund
Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)
Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Fund®(1)
Ariel Appreciation Fund®(1)(2)
Mid Core
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(1)
Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm
Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(1)
Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(2)
Neuberger Berman Genesis Fund — Advisor Class(1)
Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire VIT Small Cap Growth Fund
International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund
Specialty
Wilshire VIT Socially Responsible Fund
Real Estate
Delaware VIP REIT Series (Service Class)
(Available June 1, 2008)
Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund
Balanced Fund
Wilshire VIT Balanced Fund
Money Market

T.	Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Trademarks used in this document are owned by and used with the permission of the appropriate company.

We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2008. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2008.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Account Value: The sum of the Fixed Account Value and the Variable Account Value.

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase annuity payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.

Annuity Date: The date Annuity Payments begin.

The Annuity Payments made to You will begin on the Annuity Date. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.

In addition, Qualified Plans often place certain limitations upon election of a Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity payout arrangement provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity payout arrangement does not participate in the investment experience of any Subaccount. A Variable annuity payout arrangement provides a series of payments that vary in amount.

Annuity Period: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Anniversary: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.

FINRA — The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Account Value: The dollar value of the fixed account under the Contract before Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

Issue Date: The date when Your Contract becomes effective.

Investment Options: The fixed account and the Underlying Funds in which the Subaccounts invest.

Net Premium: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Proof of Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

Qualified Plan: The term “Qualified Plan” in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA”); IRC Section 408A Roth IRA (“Roth IRA”); IRC Section 408(p) SIMPLE retirement annuity (“SIMPLE”); IRC Section 408(k) simplified employee pension (“SEP”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account, that invests in shares of a corresponding Underlying Fund. Certain

Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

Underlying Funds: All open-end management investment companies registered under the Investment Company Act of 1940 that are listed in this document and are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net value of each share of the Underlying Funds is determined except for the day after Thanksgiving. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Account: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.

Variable Account Value: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contract offered by this prospectus?

Individuals may purchase the Variable flexible premium annuity. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.

The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may invest Your money in up to 24 Investment Options (including the Fixed Account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts or 457(b) Contracts.

(a)	Separate Account

Includes Subaccounts, each of which invests in one of the following Underlying Funds:

Lifecycle Funds
Wilshire Variable Insurance Trust 2010 Conservative Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund
Wilshire Variable Insurance Trust 2010 Aggressive Fund
Wilshire Variable Insurance Trust 2015 Moderate Fund
Wilshire Variable Insurance Trust 2025 Moderate Fund
Wilshire Variable Insurance Trust 2035 Moderate Fund
Wilshire Variable Insurance Trust 2045 Moderate Fund

Large Company Stock Funds
Large Value
Davis Value Portfolio

T.	Rowe Price Equity Income Portfolio VIP II
Wilshire Large Company Value Portfolio (Investment Class)(1)

Large Core
Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(1)
Fidelity VIP Growth & Income Portfolio SC 2
Fidelity VIP Index 500 Portfolio SC 2
Wilshire VIT Equity Fund

Large Growth
AllianceBernstein VPS Large Cap Growth Portfolio
Fidelity VIP Growth Portfolio SC 2
Wilshire Large Company Growth Portfolio (Investment Class)(1)

Mid-Size Company Stock Funds
Mid Value
AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio
Ariel Fund®(1)
Ariel Appreciation Fund®(1)(2)

Mid Core
Fidelity VIP Mid Cap Portfolio SC 2
Rainier Small/Mid Cap Equity Portfolio(1)

Mid Growth
Delaware VIP Growth Opportunities Series — Service Class
Putnam VT Vista Fund (IB Shares)
Wells Fargo Advantage VT Discovery Fundsm

Small Company Stock Funds
Small Value
Royce Capital Fund Small-Cap Portfolio
Wilshire Small Company Value Portfolio (Investment Class)(1)

Small Core
Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares
Goldman Sachs VIT Structured Small Cap Equity Fund(2)
Neuberger Berman Genesis Fund — Advisor Class(1)

Small Growth
AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio
Delaware VIP Trend Series — Service Class
Wilshire VIT Small Cap Growth Fund

International Stock Funds
Fidelity VIP Overseas Portfolio SC 2
Wilshire VIT International Equity Fund

Specialty
Wilshire VIT Socially Responsible Fund

Real Estate
Delaware VIP REIT Series (Service Class)
(Available June 1, 2008)

Bond Funds
Fidelity VIP High Income Portfolio SC 2
Fidelity VIP Investment Grade Bond Portfolio SC 2
Wilshire VIT Income Fund
Wilshire VIT Short-Term Investment Fund

Balanced Fund
Wilshire VIT Balanced Fund

Money Market
T. Rowe Price Prime Reserve Portfolio

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

(b)	Fixed Account — You also may direct Your money to the fixed account and receive a guaranteed rate of return.

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Variable Investment Options and within the Variable Investment Options. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.” In any Contract Year, You may withdraw a portion of Your Account Value without incurring a Surrender Charge. You may have to pay federal income taxes and a penalty tax on any money You surrender or partially withdraw from Your Contract.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We will deduct a mortality and expense risk fee (M&E Fee) of 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; we will deduct a proportionate amount of this fee upon surrender of Your Contract. This fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

We may deduct a Surrender Charge against surrenders and withdrawals. The Surrender Charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the Surrender Charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What charges will I pay on an annual basis if I elect optional riders?

Guaranteed Minimum Death Benefit Rider — Annual Step-up — You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.20%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

Guaranteed Minimum Death Benefit Rider— 5% Accumulation — You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.30%*. We deduct these charges from the Variable Account as a percentage of the Variable

Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

*	If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

Premium bonus rider — this option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. This option must be elected at the time of Contract issue and electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

What are the federal income tax consequences of investing in this Contract?

Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b), 457(b), and certain 401(a) Contracts, except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Subject to various state insurance laws, You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years; Joint and Survivor Annuity; and Payments for a Specified Period.

The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans (other than Roth IRAs) begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Taxation of Contract Benefits.”

Fee Tables and Example

The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

Contract Owner Transaction Expenses:(1)

Surrender Charges(2) (as a percentage of amount surrendered, if applicable)	8%

We guarantee that the aggregate Surrender Charge will never exceed 9% of Your total net purchase payments to a Subaccount.

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional Riders.

Annual Maintenance Fee(3)	$25
Separate Account Annual Expenses (as a percentage of average Variable Account Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

Optional Rider Charges (as a percentage of average Variable Account Value)

Guaranteed Minimum Death Benefit Rider — Annual Step-up	0.20	%(4)(5)
Guaranteed Minimum Death Benefit Rider — 5% Accumulation	0.30	%(4)(5)

Premium bonus rider	0.00%

For information concerning compensation paid for the sale of the Contracts, see “Other Information — Sale of the Contract.”

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2007. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

(1)	Any premium taxes relating to this contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range from 0% to 3.5%.

(2)	The Surrender Charge declines to zero over time — after 5 years, or after 9 years if the premium bonus rider applies to Your Contract.

Surrender Charges	Surrender Charge %
During Contract Year	9 Year	5 Year

1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%

(3)	We deduct a pro rata portion of this fee upon the surrender of the Contract. We currently waive the annual maintenance fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

(4)	If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

(5)	HMLIC will not issue Contracts for which the sum of the mortality and expense risk fees and the charges against the Variable Account for any permissible combination of optional riders You select exceeds 2.40% of average Variable Account Value.

Total Annual Underlying Fund Operating Expenses(1)(	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	10.03%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Wilshire VIT Balanced Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the Annual Maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.

The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2007, without reflecting the impact of any Underlying Fund fee or expense waivers, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,859	$3,701	$5,259	$8,447

If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,110	$3,127	$4,900	$8,447

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix B — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

((1) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those for the year ended December 31, 2007. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions-Market Timing” for a discussion of these fees.

Horace Mann Life Insurance Company, The Fixed Account,
The Separate Account and
The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the Securities and Exchange Commission, and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and a brief description of the adviser to each Underlying Fund. There is no assurance that any of the Funds will achieve its stated objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (877) 832-3785, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC’s website at www.horacemann.com in the “Annuity” link.

Investment Strategy
Name	Objective	Investment Type	and Adviser

Wilshire Variable Insurance Trust 2010 Conservative Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Investment Strategy
Name	Objective	Investment Type	and Adviser

Wilshire Variable Insurance Trust 2010 Moderate Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2010 Aggressive Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2015 Moderate Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 Moderate Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 Moderate Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2045 Moderate Fund(2)	High current income/Capital appreciation	Lifecycle	The fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the objective will be to seek high current income and, as a secondary objective, capital appreciation. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Davis Value Portfolio	Long-term capital growth	Large value	Invests primarily in equity securities issued by companies with market capitalizations of at least $10 billion. Davis conducts extensive research to try to identify businesses that possess characteristics Davis believes foster the creation of long-term value. Davis aims to invest in such businesses when they are trading at a discount to their intrinsic worth. The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

Investment Strategy
Name	Objective	Investment Type	and Adviser

T. Rowe Price Equity Income Portfolio VIP II	Long-term Capital appreciation	Large value	To invest at least 80% of the fund’s net asset in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends, with favorable prospects for both increasing dividends and capital appreciation. The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates.

Wilshire Large Company Value Portfolio (Investment Class)(1)	Long-term capital growth	Large value	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company value segment of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dow Jones Wilshire 5000 Index Portfolio (Investor Class)(1)	Capital growth	Large core	Seeks to replicate as closely as possible, before expenses, the performance of the Wilshire 5000 Index. The fund invests primarily in the common stocks of companies included in the Index that are representative of the entire Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC2	Current income/Capital growth	Large core	Invests primarily in common stocks with a focus on those that pay current dividends and show potential for capital growth. The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC2	Long-term capital growth	Large core	The fund seeks to provide investment results that correspond to the total return performance of common stocks publicly traded in the United States. The fund normally invests at least 80% of its assets in common stocks included in the S&P 500. The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

Wilshire VIT Equity Fund	Long-term capital growth	Large core	The fund seeks long-term capital growth by investing primarily in equity securities. This is a moderately aggressive investment. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein VIP Large Cap Growth Portfolio	Long-term capital growth	Large growth	Invests primarily in equity securities of U.S. companies. The Portfolio focuses on a relatively small number of intensively research companies. AllianceBernstein selects the Portfolio’s investments from a research universe of approximately 500 companies. AllianceBernstein tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets, and superior earnings growth prospects. The AllianceBernstein Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Investment Strategy
Name	Objective	Investment Type	and Adviser

Fidelity VIP Growth Portfolio SC2	Capital growth	Large growth	The fund invests primarily in various common stocks issued by companies that the advisor believes have above-average growth potential, measured by earnings or revenue. The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)	Long-term capital growth	Large growth	Seeks to provide investment results of a portfolio of publicly traded common stocks of companies in the large company growth category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio	Long-term capital growth	Medium value	Invests primarily in a diversified portfolio of equity securities of small-to mid capitalization U.S. companies. For purposes of this policy “small to mid capitalization companies” are those that, at the time of investment, fall within the capitalization range between the small company on the Russell 2500 Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500 Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities. The Portfolio’s investment policies emphasize investment in companies that are determined by AllianceBernstein to be undervalued, using the fundamental value approach of AllianceBernstein. In selecting securities for the Portfolio’s portfolio, AllianceBernstein uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

Ariel Appreciation Fund®(1)(3)	Long-term capital growth	Medium value	The investment objective of the Ariel Appreciation Fund is long term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $2.5 billion and $15 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Appreciation Fund is advised by Ariel Capital Management, LLC.

Investment Strategy
Name	Objective	Investment Type	and Adviser

Ariel Fund®(1)	Long-term capital growth	Small value	The investment objective of the Ariel Fund is long-term capital appreciation. It seeks this objective through investing primarily in the stocks of companies with market capitalizations between $1 billion and $5 billion. The Fund seeks to invest in quality companies in industries where Ariel has expertise and only buys when Ariel determines that these businesses are selling at excellent values. The Ariel Fund is advised by Ariel Capital Management, LLC.

Fidelity VIP Mid Cap Portfolio SC2	Long-term capital growth	Medium core	Invests at least 80% of total assets in common stocks of domestic companies with medium market capitalization. The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Portfolio(1)	Long-term capital growth	Medium core	Invests 80% of its assets in companies with small and medium capitalizations. The fund targets U.S. companies with the prospects of strong earnings growth selling at attractive valuations. The Rainier Small/Mid Cap Equity Portfolio is advised by Rainier Investment Management, Inc.

The Delaware VIP Growth Opportunities Series — Service Shares	Long-term capital growth	Medium growth	The Delaware Growth Opportunities Series invests primarily in securities of medium-sized companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Series’ investment. The Delaware VIP Growth Opportunities Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Putnam VT Vista Fund (IB Shares)	Capital growth	Medium growth	The fund invests mainly in common stocks of U.S. companies, with a focus on growth stocks. The fund invests mainly in midsized companies. Putnam VT Vista Fund is a series of the Putnam Variable Trust and is advised by Putnam Management.

Wells Fargo Advantage VT Discovery FundSM	Long-term capital appreciation	Medium growth	Invests in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. Wells fargo defines small- and medium-capitalization companies as those with market capitalizations in the Russell Midcap® Index. The Wells Fargo Advantage Discovery Fund is advised by Wells Capital Management.

Royce Capital Fund Small-Cap Portfolio	Long-term capital growth	Small value	Invests in small-cap companies using a disciplined value approach. The manager believes that investors in the Fund should have a long-term investment horizon of at least three-years. The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associated, LLC.

Investment Strategy
Name	Objective	Investment Type	and Adviser

Wilshire Small Company Value Portfolio (Investment Class)(1)	Long-term capital growth	Small value	Seeks to provide investment results of a portfolio with publicly traded common stocks of companies in the small company value sub-category of the Wilshire 5000 Index. The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	The portfolio seeks to match the performance of the Standard & Poors (S&P) SmallCap 600 Index. To pursue this goal, the fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is related to the index, rather than attempt to replicate the index. The Dreyfus Investment Portfolio: Small Cap Stock Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Fund(3)	Long-term capital growth	Small core	The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a broadly diversified portfolio of equity investments in small-cap U.S. issuers, including foreign issuers that are traded in the United States. However, it is currently anticipated that, under normal circumstances the Fund will invest at least 85% of its Net Assets in such equity investments.

* To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name.

The Goldman Sachs VIT Structured Small Cap Equity Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Neuberger Berman Genesis Fund — Advisor Class(1)	Capital growth	Small core	Invests mainly in common stocks of small-capitalization companies. The managers look for undervalued companies whose current product lines and balance sheets are strong. Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman, LLC.

Investment Strategy
Name	Objective	Investment Type	and Adviser

AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio	Long-term capital growth	Small growth	The portfolio generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of smaller companies. For these purposes “smaller companies” are those that, at the time of investment, fall within the lowest 20% of the total U.S. equity market capitalization. Normally, the Portfolio invests in about 100-125 companies. The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Delaware VIP Trend Series — Service Class	Long-term capital growth	Small growth	Invests primarily in stocks of small growth-oriented or emerging companies that, in the management team’s view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth. The Delaware VIP Trend Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Wilshire VIT Small Cap Growth Fund	Long-term capital growth	Small growth	Invests in small cap equity securities (less than $2.5 billion at the time of investment) considered to have earnings growth potential. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Overseas Portfolio SC2	Long-term capital growth	International	Invests at least 80% of total assets in foreign securities. The fund normally invests primarily in common stocks. The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT International Equity Fund	Long-term capital growth	International	The fund seeks long term growth primarily through diversified holding of marketable foreign equity investments. Invests in the stock of large, well-managed, non-U.S. companies. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Socially Responsible Fund	Long-term capital growth	Specialty	Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities that the subadviser determines are socially responsible. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Delaware VIP REIT Series — Service Class	Current Income/ Capital Appreciation	Real Estate	Seeks maximum long-term total return, with capital appreciation as a secondary objective. The Delaware VIP REIT Series is advised by Delaware Management Company, a series Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Investment Strategy
Name	Objective	Investment Type	and Adviser

Fidelity VIP High Income Portfolio SC2	High current income/Capital growth	Bond	Invests in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on low-quality debt securities. The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Investment Grade Bond Portfolio SC2	Current income	Bond	Invests in U.S. dollar-denominated investment-grade bonds. The fund invests across different market sectors and maturities. The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire VIT Income Fund	Current income	Bond	Seeks to achieve a long-term total rate of return in excess of U.S. bond market over a full-market cycle. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire VIT Short-Term Investment Fund	Current income/Preservation of capital	Bond	Seeks to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated

Wilshire VIT Balanced Fund(2)	Capital growth/Current income	Balanced	Seeks to realize a high, long-term total rate of return consistent with prudent investment risks. The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/Preservation of capital	Money Market	The fund invests in high-quality, short-term securities with maturities of 13 months or less. The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(3)	On and after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Selection of Underlying Funds.  We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the plan sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

Payments We Receive.  As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds.  We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights

We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contract

Contract Owners’ Rights

The Contract will be issued as a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See “Tax Consequences.”

To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. No designation or change in designation of a beneficiary will take effect unless We receive written request therefore at our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received.

Purchasing the Contract

To purchase a Contract, You must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a 457(b) Contract and 401(a) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

Applications are to be sent along with Your premium payment, to Our Home Office. If Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive Your properly completed application and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.

Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for the Contract is $25 per month or $300 per year. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The Surrender Charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.

The IRC limits the amounts which may be contributed to Qualified Plans. See “Tax Consequences — Contribution Limitations and General Requirements for Qualified Plans.”

Allocation of Net Premiums — When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 1% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. The minimum Net Premium payment amount allocated to any Subaccount or the fixed account in any given Contract Year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC’s Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.

Accumulation Units and Accumulation Unit Value — Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

•	minus the dollar amount of the mortality and expense risk fee and applicable rider charges we deduct for each day in the Valuation Period;

•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Transfers — Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows:

•	No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.

•	Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if in Our opinion We determine the Contract Owner to be using the Contract for the purposes of market timing or for any other purpose that We, in our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free), or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. CAUTION: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to Us) at Our Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2008, no new transfers are allowed to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one Investment Option into as many as 10 other Investment Options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.

The transfers will begin on the first Valuation Date following receipt of the request in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or company website.

On and after May 1, 2008, no new dollar cost averaging programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Rebalancing — Rebalancing is the periodic adjusting of Investment Option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your Account Value into as many as 10 Investment Options. You may request rebalancing by the same means as described above for transfers.

Rebalancing will begin on the first Valuation Date following receipt of the request in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at www.horacemann.com and looking in the “Account Access” section.

All requests must identify the Contract Owner’s name and Contract number, specify the Investment Options to be utilized and the amount to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2008, no new rebalancing programs are allowed to start to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at www.horacemann.com and looking in the “Account Access” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the Contract Owner’s name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by Our Home Office. See “Other Information — Forms Availability.”

On and after May 1, 2008, existing Contracts are not allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund
Goldman Sachs VIT Structured Small Cap Equity Fund

Market Timing — The Contract and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.

If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Account Value may only be withdrawn from 403(b), 457(b) or 401 Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner’s interest in a Subaccount to less than $100.

The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See “Tax Consequences.”)

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted only if the request is sent to (877) 832-3785 and the proceeds are sent to the Contract Owner. Telefacsimile (FAX) transmissions of the request will not be accepted if the proceeds are not sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at Our Home Office, or at the next computed value following receipt of a valid request at Our Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

Surrenders and withdrawals from any Subaccount are subject to the Surrender Charges shown below. There are 2 Surrender Charge periods available under this contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.

Surrender Charges	Surrender Charge%
During Contract Year	9 Year	5 Year

1	8.0%	8.0%
2	7.5%	7.5%
3	7.0%	7.0%
4	6.0%	6.0%
5	5.0%	5.0%
6	4.0%	0.0%
7	3.0%	0.0%
8	2.0%	0.0%
9	1.0%	0.0%
Thereafter	0.0%	0.0%

Surrender Charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable withdrawal charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, we would need to withdraw $3,125 from your account, raising the surrender charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.

If You request a withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You may be suspended from making contributions to this and all other plans of Your employer for six months (or an additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a valid transaction request is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (217) 789-2500 or (800) 999-1030 (toll free).

Deductions and Expenses — We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide

•	the death benefit, and cash benefits under the Contract
•	Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contract
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Waiver, Reduction or Elimination of deductions and expenses

We may reduce, waive or eliminate any of the deductions or expenses for Contracts sold under a particular Qualified Plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by such charges. Factors we consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

•	The number of participants under the Qualified Plan;

•	The type and nature of the Qualified Plan;
•	The expected level of assets and/or cash flow under the Qualified Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Qualified Plan;
•	The Qualified Plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Contract; and
•	Our assessment of financial risk to Us relating to withdrawals.

We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

We may also apply different deduction and expense provisions in Contracts issued to employees or members of certain employer groups or associations which have negotiated the Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0 and 3.5%. Any premium taxes relating to the Contract will be deducted from the premium payments or the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Surrender Charges — If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.

Withdrawals may not be made from 403(b), 457(b), and certain Section 401(a) Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see “The Contract-Transactions-Surrender or Withdrawal Before Commencement of Annuity Period.”

Annual Maintenance Fee — We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract.

The annual maintenance fee ceases when Annuity Payments begin. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

Charges for Optional Riders — Guaranteed Minimum Death Benefit Rider — Annual Step-up — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

Guaranteed Minimum Death Benefit Rider — 5% Accumulation — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

*If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

Premium Bonus Rider — This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this option will result in the surrender charge period being increased from 5 to 9 — years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract’s first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

Operating Expenses of the Underlying Funds — The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund’s prospectus.

Death Benefit

Death Benefit Proceeds

If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

The beneficiary will receive the greatest of:

1.	the Account Value; or

2.	the Net Premium paid, less an adjustment for any withdrawals and an adjustment for any outstanding loan balance, or

3.	the death benefit provided in any rider attached to the Contract.

At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary’s estate.

Guaranteed Minimum Death Benefit Riders

In addition to the standard death benefit included in the Contract, the Contract Owner may add the optional death benefits described below for an additional cost. These riders may not be available in all states.

Guaranteed Minimum Death Benefit — Annual Step-up — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

Death Benefit under this rider

Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the death benefit as described in the Contract; or

2.	the death benefit provided in any other rider attached to the Contract; or

3.	the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Step-Up Rider.

Step-Up Death Benefit

The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner’s attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.

For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the “Total Accumulation Value” (as defined in the loan endorsement) as of that Contract anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the “Total Accumulation Value” immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Rider charge

Any charge for this rider is guaranteed not to increase after this rider has been issued.

We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions

We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

Termination of this rider

This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

a.	when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or

b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Guaranteed Minimum Death Benefit — 5% Accumulation — The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

Death benefit under this rider

Before the Annuity Date, the death benefit is equal to the greatest of:

1.	the death benefit as described in the Contract; or

2.	the death benefit provided in any other rider attached to the Contract; or

3.	the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit-Accumulation Rider.

Accumulation Death Benefit

This rider provides an Accumulation Death Benefit as follows:

On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:

1.	5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner’s attainment of age 80 depending on the option elected by the Contract Owner at the time of issue.

2.	0 percent thereafter.

For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time.

Maximum Accumulation Death Benefit value

The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.

Rider charge

Any charge for this rider is guaranteed not to increase after the rider has been issued.

We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

Rider restrictions

We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

Termination of this rider

This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

a.	when the Contract Owner applies the Annuitized Value to an annuity option; or

b.	the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

Annuity Payments

Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. (See “Tax Consequences — Taxation of Contract Benefits.”)

The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the Life Annuity with Payments Guaranteed for 10 Years which is payable on a Variable basis for any value in a Subaccount.

We will process the request so that the Annuity Payments begin as of the first of the month following the month of receipt of Your request unless a later date is requested and approved by HMLIC. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date Your request is received in Our Home Office. In addition, if You elect a Variable payment option, We will transfer Your Fixed Account Value to the Variable Account on the date we receive Your request in Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. (See “Other Information — Forms Availability” and “Tax Consequences.”)

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years — Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Payments for a Specified Period — Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the Surrender Charge period. This option is available on a fixed payment basis only.

Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

After the Annuity Date, the Contract Owner may change this Annuity Payment option, or withdraw a portion of or surrender the Annuitized Value applied to this option. Any change or withdrawal the Contract Owner makes may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Joint And Survivor Annuity — Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

The available survivor options are to pay during the lifetime of the survivor (1) 50 percent, (2) two-thirds, or (3) 100 percent of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

Other Payout Options

If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Plans — Required Minimum Distributions,” or

c.	elect any other payout option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

Fixed Annuity Payments — Except in the case of certain joint and survivor Annuity Payment options, the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Annuity Unit Value

The Annuity Unit Value for the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund and Wilshire VIT Income Fund Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.

•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Misstatement of Age or Sex

If any age or sex has been misstated, We will pay annuity payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.

Separate Account — The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.

Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.

General Requirements

Investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC. Contributions in certain Qualified Plans may also be tax-deferred.

Withdrawals — When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to the amount of income in the Contract. The income in the Contract is the excess (if any) of the total Accumulation Value immediately before the distribution over the Contract Owner’s investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a withdrawal of all of the balance of the Contract (a surrender), the amount received generally will be taxable only to the extent it exceeds the Contract Owner’s investment in the Contract. If the Contract is a Qualified Plan, amounts withdrawn are subject to tax based upon the ratio of income in the Contract to the total Accumulation Value immediately before the distribution.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the taxpayer reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the taxpayer becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under an annuity Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The non-taxable portion of an Annuity Payment, if any, is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.

Required Distributions Upon the Death of the Contract Owner — Under IRC Section 72(s), a Non-Qualified Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner’s interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Taxation of Death Benefit Proceeds — Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.

Withholding — Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. You should consult with a tax adviser with regard to applicable withholding rules.

Multiple Contracts

All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

Taxation of Qualified Plans

Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.

Contribution Limitations and General Requirements Applicable To Qualified Plans

Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner’s account are generally not taxable until such amounts are distributed as defined by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2008 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer.

Additional catch-up amounts, $5,000 in 2008, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security and Medicare) tax. Some or all of your salary reduction contributions may be treated as Designated Roth Contributions (403(b) Roth). 403(b) Roth Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. 403(b) Roth Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Annuitant’s income until distributed with the exception of 403(b) Roth Contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,000 in 2008 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 in 2008, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2008, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $53,000 and $63,000 for single filers and between $85,000 and $105,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner’s spouse is, the deduction phases out when AGI is between $159,000 and $169,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2008. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2008. Both the annual and catch-up contributions are indexed for inflation after 2008. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Savings Incentive Match Plan For Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2008 (indexed for inflation after 2008). As with traditional IRAs, additional contributions are allowed for individual’s age 50 and older, $2,500 for 2008. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Roth IRAS — Annual contributions to a Roth IRA are limited to $5,000 for 2008 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2008. Both the annual and catch-up contribution limits are indexed for inflation after 2008. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $101,000 and $116,000 for single taxpayers and those taxpayers filing Head of Household, between $159,000 and $169,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2008. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA if the Contract Owner’s AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2008 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2008. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2008. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant’s income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. If permitted by your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth Contributions (401(k) Roth Contributions). 401(k) Roth Contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. 401(k) Roth Contributions are includable in income in the year contributed.

Rollovers — A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the contract owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new Contract. For Section 403(b), 457(b) and 401 annuities only amounts eligible for distribution can be rolled over.

Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a Section 403(b) tax-deferred annuity can be rolled over to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).

Amounts related to Designated Roth Contributions in a Section 403(b) or 401(k) plan may be rolled over to another Section 403(b) or 401(k) plan that allows Designated Roth Contributions or to a Roth IRA.

If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ’inherited IRA’.

Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

Transfers And Exchanges

For Qualified Plans with the exception of a Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Plan to a similar Qualified Plan that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if properly completed are not includable in income until they are ultimately paid out of the Contract.

For Section 403(b) tax deferred annuity, regulations issued in 2007 require all Section 403(b) annuities to be maintained under an employer’s plan and define a transfer as the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan and an exchange as the movement of all or some portion of the balance in a 403(b) annuity between investment options in the same employer’s 403(b) plan. The regulations are generally effective January 1, 2009, with some exceptions, but the employer may elect to adopt a written plan document and otherwise comply with the regulations on an earlier date. In addition, exchanges after September 24, 2007 must meet specific criteria in order to be tax-free. You should consult with your tax advisor for additional guidance on transfers and exchanges.

Taxation Of Contract Benefits — Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401(k) 403(b) and 457(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner’s first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution. In addition, a client may receive a distribution of after-tax contributions at any time.

Contract Transactions for Qualified Plans

A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such or transaction should consult a tax advisor as to the tax consequences.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA’s and most distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8) in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2007. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Required Minimum Distributions — The Contract Owner of a Qualified Plan (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans, Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under required minimum distributions.

2.	If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Withholding — Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Endorsements and Relationships — HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups. Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Modification of the Contract — The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page

General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (877) 832-3785, or telephone (217) 789-2500 or (800) 999-1030 (toll-free) to request a copy.

Horace Mann Life Insurance Company
P.O. Box 4657
Springfield, Illinois 62708-4657

Please provide free of charge the following information:

  Statement of Additional Information dated May 1, 2008 for the Separate Account

Please Mail the above document to:
(Name)
(Address)
(City/State/Zip)

Appendix A

5% Accumulation Guaranteed Minimum Death Benefit (“GMDB”) example

Assume the following:

•	There is an initial Net Premium of $100,000
•	There is a withdrawal on the 3rd contract anniversary of $25,000. The account value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th contract anniversary. The account value at that time is $101,000.
•	The are no loans on the contract.
•	The client has not yet attained age 81.
•	No other GMDB rider was selected.

The accumulation GMDB value at issue is equal to the initial Net Premium.

$100,000

The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

$100,000 × 1.053 = $115,763

The withdrawal adjustment is the withdrawal amount divided by the account value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:

$25,000 ÷ $125,000 × $115,763 = $23,153

The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:

$115,763 – $23,153 = $92,610

The accumulation GMDB value on the 5th contract anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

$92,610 × 1.052 = $102,103

The return of premium death benefit on the 5th contract anniversary is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000 ÷ $125,000 × $100,000) = $80,000

The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the account value.

Max [$102,103, $80,000, $101,000] = $102,103

Annual Step-up Guaranteed Minimum Death Benefit (“GMDB”) example

Assume the following:

•	There is an initial Net Premium of $100,000
•	The account value on the 1st contract anniversary is $90,000.
•	The account value on the 2nd contract anniversary is $120,000.
•	There is a withdrawal during the 3rd contract year of $25,000. The account value immediately before the withdrawal is $125,000.
•	The account value on the 3rd contract anniversary is $105,000.
•	We are calculating the death benefit during the 4th contract year. The account value at that time is $101,000.
•	The are no loans on the contract.
•	The client has not yet attained age 81.
•	No other GMDB rider was selected.

The step-up anniversary value for the 1st contract anniversary projected to the date of death is the account value on the 1st contract anniversary less an adjustment for the subsequent withdrawal:

$90,000 – ($25,000 ÷ $125,000 × $90,000) = $72,000

The step-up anniversary value for the 2nd contract anniversary projected to the date of death is the account value on the 2nd contract anniversary less an adjustment for the subsequent withdrawal:

$120,000 – ($25,000 ÷ $125,000 × $120,000) = $96,000

The step-up anniversary value for the 3rd contract anniversary projected to the date of death is the account value on the 3rd contract anniversary:

$105,000

The step-up GMDB is equal to the maximum of these values:

Max [$72,000, $96,000, $105,000] = $105,000

The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

$100,000 – ($25,000 ÷ $125,000 × $100,000) = $80,000

The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the account value.

Max [$105,000, $80,000, $101,000] = $105,000

Appendix B; Condensed Financial Information

The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund — Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund — Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund — Horace Mann Shares, Wilshire VIT International Equity Fund — Horace Mann Shares and Wilshire VIT Socially Responsible Fund — Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series — Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series — Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 1, 2008. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25	M & E

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
AllianceBernstein VPS Large Cap Growth Portfolio	12/31/2007	$25.71		$28.85	1,050,301
	12/31/2006	26.20		25.71	1,022,282
	12/31/2005	23.10		26.20	886,468
	12/31/2004	21.58		23.10	778,032
	12/31/2003	17.71		21.58	647,349
	12/31/2002	25.94		17.71	499,185
	12/31/2001	31.81		25.94	344,424
	12/31/2000	40.86	*	31.81	127,242

AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio	12/31/2007	$19.24		$19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AllianceBernstein VPS Fund, Inc Small Cap Growth Portfolio	12/31/2007	$13.26		$14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

Ariel Fund®(1)	12/31/2007	$59.06		$57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763
	12/31/2004	45.13		54.37	449,239
	12/31/2003	35.69		45.13	346,642
	12/31/2002	38.11		35.69	236,427
	12/31/2001	34.63	*	38.11	61,005

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Ariel Appreciation Fund®(1)(2)	12/31/2007	$53.45		$52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108
	12/31/2004	42.96		47.99	744,074
	12/31/2003	33.20		42.96	565,684
	12/31/2002	37.51		33.20	380,634
	12/31/2001	34.01	*	37.51	105,004

Davis Value Portfolio	12/31/2007	$14.15		$14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602
	12/31/2004	10.39		11.52	569,355
	12/31/2003	8.10		10.39	455,070
	12/31/2002	9.80		8.10	364,544
	12/31/2001	11.08		9.80	321,139
	12/31/2000	11.55	*	11.08	132,825

Delaware VIP Growth Opportunities Service Class	12/31/2007	$18.06		$20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062
	12/31/2004	14.31	*	15.70	11,013

Delaware VIP Trend Series Service Class	12/31/2007	$33.45		$36.50	19,740
	12/31/2006	31.56		33.45	13,832
	12/31/2005	30.25		31.56	8,908
	12/31/2004	28.68	*	30.25	1,560

Fidelity VIP Growth Portfolio	12/31/2007	$35.50		$44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956
	12/31/2004	31.78		32.37	924,998
	12/31/2003	24.28		31.78	735,345
	12/31/2002	35.27		24.28	568,965
	12/31/2001	43.48		35.27	390,031
	12/31/2000	53.19	*	43.48	161,281

Fidelity VIP Growth & Income Portfolio	12/31/2007	$16.85		$18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349
	12/31/2004	13.68		14.25	683,112
	12/31/2003	11.22		13.68	484,327
	12/31/2002	13.66		11.22	323,437
	12/31/2001	15.20		13.66	211,580
	12/31/2000	16.04	*	15.20	54,943

Fidelity VIP High Income Portfolio	12/31/2007	$10.82		$10.96	565,701
	12/31/2006	9.87		10.82	422,299
	12/31/2005	9.77		9.87	321,144
	12/31/2004	9.04		9.77	218,819
	12/31/2003	7.23		9.04	156,838
	12/31/2002	7.08		7.23	83,910
	12/31/2001	8.15		7.08	52,829
	12/31/2000	9.92	*	8.15	31,556

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Fidelity VIP Index 500 Portfolio	12/31/2007	$160.32		$166.55	376,661
	12/31/2006	140.61		160.32	351,103
	12/31/2005	136.18		140.61	313,854
	12/31/2004	124.96		136.18	262,595
	12/31/2003	98.76		124.96	201,115
	12/31/2002	128.98		98.76	143,919
	12/31/2001	148.95		128.98	89,888
	12/31/2000	169.89	*	148.95	34,085

Fidelity VIP Investment Grade Bond Portfolio	12/31/2007	$16.07		$16.52	1,187,080
	12/31/2006	15.62		16.07	1,100,484
	12/31/2005	15.52		15.62	1,007,448
	12/31/2004	15.09		15.52	857,504
	12/31/2003	14.56		15.09	765,200
	12/31/2002	13.39		14.56	578,933
	12/31/2001	12.54		13.39	240,969
	12/31/2000	12.03	*	12.54	21,897

Fidelity VIP Mid Cap Portfolio	12/31/2007	$37.31		$42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318
	12/31/2004	23.42		28.84	909,123
	12/31/2003	17.15		23.42	765,087
	12/31/2002	19.30		17.15	644,149
	12/31/2001	20.25		19.30	529,851
	12/31/2000	20.04	*	20.25	233,156

Fidelity VIP Overseas Portfolio	12/31/2007	$26.27		$30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482
	12/31/2004	17.20		19.25	604,561
	12/31/2003	12.17		17.20	407,324
	12/31/2002	15.50		12.17	293,133
	12/31/2001	19.91		15.50	200,060
	12/31/2000	23.33	*	19.91	71,864

Goldman Sachs VIT Structured Small Cap Equity Fund(2)	12/31/2007	$17.43		$14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784
	12/31/2004	13.12	*	15.00	16,830

Neuberger Berman Genesis Fund(1)	12/31/2007	$33.60		$40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382
	12/31/2004	23.74		27.76	592,938
	12/31/2003	18.30		23.74	472,551
	12/31/2002	19.14		18.30	369,727
	12/31/2001	17.35		19.14	204,094
	12/31/2000	15.88	*	17.35	15,000

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Putnam VT Vista Fund	12/31/2007	$15.61		$16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342
	12/31/2004	11.55		13.53	417,950
	12/31/2003	8.78		11.55	405,260
	12/31/2002	12.82		8.78	354,292
	12/31/2001	19.52		12.82	312,576
	12/31/2000	24.81	*	19.52	149,430

Rainier Small/Mid Cap Equity Portfolio(1)	12/31/2007	$45.92		$55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335
	12/31/2004	30.13		34.93	278,917
	12/31/2003	20.86		30.13	230,482
	12/31/2002	26.41		20.86	182,294
	12/31/2001	27.84		26.41	129,167
	12/31/2000	30.31	*	27.84	52,763

Royce Capital Fund Small Cap Portfolio	12/31/2007	$11.52		$11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500
	12/31/2004	8.17	*	9.41	85,206

T. Rowe Price Equity Income Portfolio VIP II	12/31/2007	$25.44		$25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2007	$1.02		$1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

Wells Fargo Advantage Discovery Fund (formerly Strong Mid Cap)	12/31/2007	$16.10		$19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068
	12/31/2004	14.39		16.94	455,021
	12/31/2003	10.86		14.39	424,282
	12/31/2002	17.61		10.86	351,842
	12/31/2001	25.76		17.61	264,967
	12/31/2000	36.15	*	25.76	130,119

Dow Jones Wilshire 5000 Index Portfolio Investment(1)	12/31/2007	$11.70		$12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643
	12/31/2004	9.03		9.92	687,189
	12/31/2003	7.06		9.03	472,140
	12/31/2002	9.07		7.06	317,084
	12/31/2001	10.38		9.07	184,599
	12/31/2000	12.16	*	10.38	36,476

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire Large Co. Growth Portfolio Investment(1)	12/31/2007	$34.06		$39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477
	12/31/2004	29.11		30.67	284,345
	12/31/2003	23.31		29.11	204,673
	12/31/2002	30.17		23.31	142,169
	12/31/2001	36.63		30.17	84,544
	12/31/2000	45.85	*	36.63	15,529

Wilshire Large Co. Value Portfolio Investment(1)	12/31/2007	$30.42		$29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983
	12/31/2004	21.60		24.09	686,425
	12/31/2003	17.02		21.60	576,488
	12/31/2002	20.82		17.02	443,150
	12/31/2001	21.34		20.82	253,308
	12/31/2000	20.06	*	21.34	23,157

Wilshire Small Co. Growth Portfolio Investment(1)	12/31/2007	$22.69		$24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219
	12/31/2004	17.47		20.20	112,451
	12/31/2003	12.91		17.47	84,432
	12/31/2002	15.19		12.91	58,508
	12/31/2001	15.87		15.19	25,816
	12/31/2000	17.80	*	15.87	7,467

Wilshire Small Co. Value Portfolio Investment(1)	12/31/2007	$29.00		$27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596
	12/31/2004	19.44		23.32	129,769
	12/31/2003	14.43		19.44	114,100
	12/31/2002	15.88		14.43	111,169
	12/31/2001	13.72		15.88	77,121
	12/31/2000	12.34	*	13.72	5,681

Wilshire VIT 2010 Aggressive Fund	12/31/2007	$10.45		$10.81	77,329
	12/31/2006	9.97	*	10.45	13,750

Wilshire VIT 2010 Conservative Fund	12/31/2007	$10.38		$10.67	79,024
	12/31/2006	9.99	*	10.38	31,465

Wilshire VIT 2010 Moderate Fund	12/31/2007	$10.39		$10.74	171,885
	12/31/2006	9.98	*	10.39	25,772

Wilshire VIT 2015 Moderate Fund	12/31/2007	$10.46		$10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 Moderate Fund	12/31/2007	$10.52		$10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 Moderate Fund	12/31/2007	$10.49		$10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT 2045 Moderate Fund	12/31/2007	$10.51		$10.83	133,165
	12/31/2006	9.96	*	10.51	21,200

Wilshire VIT Balanced Fund	12/31/2007	$22.55		$22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094
	12/31/2004	18.59		19.87	13,033,346
	12/31/2003	15.74		18.59	13,967,082
	12/31/2002	17.38		15.74	14,684,684
	12/31/2001	17.42		17.38	16,148,759
	12/31/2000	17.27		17.42	17,434,293
	12/31/1999	18.90		17.27	22,591,194
	12/31/1998	19.82		18.90	21,781,222
	12/31/1997	18.94		19.82	18,709,483
	12/31/1996	18.00		18.94	15,151,785

Wilshire VIT Equity Fund	12/31/2007	$25.93		$26.17	10,027,045
	12/31/2006	22.45		25.93	10,978,177
	12/31/2005	21.47		22.45	12,143,394
	12/31/2004	19.74		21.47	13,354,870
	12/31/2003	15.67		19.74	14,334,218
	12/31/2002	19.69		15.67	15,070,307
	12/31/2001	20.82		19.69	16,474,940
	12/31/2000	21.92		20.82	17,693,804
	12/31/1999	24.34		21.92	22,490,546
	12/31/1998	25.66		24.34	22,401,337
	12/31/1997	23.76		25.66	18,317,985
	12/31/1996	21.66		23.76	13,503,527

Wilshire VIT Income Fund	12/31/2007	$17.49		$18.00	1,230,297
	12/31/2006	17.03		17.49	1,245,617
	12/31/2005	16.91		17.03	1,260,463
	12/31/2004	16.32		16.91	1,201,525
	12/31/2003	15.39		16.32	1,128,161
	12/31/2002	14.27		15.39	1,105,681
	12/31/2001	13.27		14.27	896,686
	12/31/2000	12.24		13.27	806,285
	12/31/1999	13.24		12.24	1,032,770
	12/31/1998	13.00		13.24	1,006,166
	12/31/1997	12.69		13.00	718,041
	12/31/1996	13.03		12.69	817,803

Wilshire VIT International Equity Fund	12/31/2007	$15.51		$16.66	2,877,828
	12/31/2006	12.69		15.51	2,897,834
	12/31/2005	11.67		12.69	2,985,537
	12/31/2004	10.68		11.67	3,034,963
	12/31/2003	8.16		10.68	3,018,220
	12/31/2002	10.46		8.16	2,911,478
	12/31/2001	14.39		10.46	2,877,968
	12/31/2000	17.52		14.39	2,621,364
	12/31/1999	12.13		17.52	1,298,573
	12/31/1998	10.27		12.13	758,622
	12/31/1997	10.00	*	10.27	451,401

		Accumulation
		Unit Value		Accumulation Unit	Accumulation Units
		Beginning of		Value End of	Outstanding End of
Subaccount	Year Ended	Period		Period	Period
Wilshire VIT Short-Term Investment Fund	12/31/2007	$11.41		$11.82	239,313
	12/31/2006	10.98		11.41	239,483
	12/31/2005	10.84		10.98	233,981
	12/31/2004	10.85		10.84	248,645
	12/31/2003	10.87		10.85	400,991
	12/31/2002	10.82		10.87	351,839
	12/31/2001	10.42		10.82	209,583
	12/31/2000	9.89		10.42	174,299
	12/31/1999	9.98		9.89	143,624
	12/31/1998	9.99		9.98	125,460
	12/31/1997	10.03		9.99	114,103
	12/31/1996	10.00		10.03	112,004

Wilshire VIT Small Cap Growth Fund	12/31/2007	$13.38		$15.06	3,318,273
	12/31/2006	12.17		13.38	3,585,367
	12/31/2005	11.88		12.17	3,884,610
	12/31/2004	11.52		11.88	4,241,664
	12/31/2003	7.33		11.52	4,454,821
	12/31/2002	12.16		7.33	4,309,422
	12/31/2001	17.54		12.16	4,343,366
	12/31/2000	19.76		17.54	4,245,836
	12/31/1999	12.38		19.76	2,731,955
	12/31/1998	11.70		12.38	2,063,019
	12/31/1997	10.00	*	11.70	1,219,124

Wilshire VIT Socially Responsible Fund	12/31/2007	$20.53		$19.74	3,955,740
	12/31/2006	17.25		20.53	4,147,538
	12/31/2005	16.61		17.25	4,346,986
	12/31/2004	14.85		16.61	4,566,563
	12/31/2003	11.70		14.85	4,696,964
	12/31/2002	13.70		11.70	4,762,269
	12/31/2001	14.96		13.70	4,931,921
	12/31/2000	13.81		14.96	4,744,087
	12/31/1999	12.99		13.81	4,001,791
	12/31/1998	12.10		12.99	2,513,258
	12/31/1997	10.00	*	12.10	692,571

*	Inception of the funds.

(1)	These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(2)	On or after May 1, 2008, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners are currently participating in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts. Additionally, if they are currently allocating Net Premium to the following Subaccounts, Contract Owners may continue those allocations.

Ariel Appreciation Fund

Goldman Sachs VIT Structured Small Cap Equity Fund

May 1, 2008
STATEMENT OF ADDITIONAL INFORMATION
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AND HORACE MANN LIFE INSURANCE COMPANY
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract (“GPA Contract”), dated May 1, 2008. Copies of the prospectus for the GPA Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contracts sets forth information that a prospective investor should know before investing in a GPA Contracts. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contracts.
May 1, 2008

GENERAL INFORMATION AND HISTORY
TOPICPAGE
General Information and History	1
Tax Status of the Contracts	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2
Opinion and Consent of Counsel
Independent Auditors Consent
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
TAX STATUS OF THE CONTRACTS
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements—The Internal Revenue Code (“Code”) requires that the investments of the Separate Account be “adequately diversified” in order for the GPA Contracts to be treated as annuity contracts for federal income tax purposes. We intend that each Subaccount, through the Underlying Fund in which it invests, will satisfy these diversification requirements.
Contract Owner Control—In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our GPA Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the GPA Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the GPA Contract.
Required Distributions—To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that (a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner’s death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner’s death. These requirements will be considered satisfied as to any portion of a contract owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner’s death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.

GPA Contracts providing non-qualified retirement annuities (i.e., GPA Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to GPA Contracts sold as investment vehicles for Qualified Plans.
UNDERWRITER
HMLIC offers and sells the GPA Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable GPA Contracts of HMLIC. The GPA Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the GPA Contract to its registered representatives and to other selling firms for their sales of the contract.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account as of December 31, 2007, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.
The KPMG LLP report dated April 28, 2008 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation—Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.
FINANCIAL STATEMENTS
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

Report of Independent Registered Public Accounting Firm

The Contract Owners
Horace Mann Life Insurance Company Separate Account and
The Board of Directors and Stockholder
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in Note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account) as of December 31, 2007, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlight presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective sub-accounts for the Horace Mann Life Insurance Company Separate Account as of December 31, 2007, and the results of its operations for the year ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Chicago, Illinois
April 28, 2008

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2007

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERSTEIN	BERSTEIN						DELAWARE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	CREDIT SUISSE TRUST	DAVIS	VIP GROWTH
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	SMALL CAP CORE	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

ASSETS

Investments at market value	$32,450,933	$1,124,122	$458,348	$35,624,380	$53,191,841	$3,771,771	$3,457,609	$13,153,447	$1,619,101

TOTAL ASSETS	$32,450,933	$1,124,122	$458,348	$35,624,380	$53,191,841	$3,771,771	$3,457,609	$13,153,447	$1,619,101

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	32,450,933	1,124,122	458,348	35,624,380	53,191,841	3,771,771	3,457,609	13,153,447	1,619,101

Retired Contract Owners	-	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$32,450,933	$1,124,122	$458,348	$35,624,380	$53,191,841	$3,771,771	$3,457,609	$13,153,447	$1,619,101

Total units	1,123,762	58,225	30,754	620,459	1,020,690	299,339	190,279	897,456	80,377

Blended unit value (Net assets divided by total units held)	$28.88	$19.31	$14.90	$57.42	$52.11	$12.60	$18.17	$14.66	$20.14

INVESTMENTS

Cost of investments	$25,202,809	$1,227,921	$443,993	$36,086,990	$53,052,475	$4,730,992	$2,844,913	$10,922,207	$1,436,686

Unrealized appreciation (depreciation) on investments	$7,248,124	$(103,799)	$14,355	$(462,610)	$139,366	$(959,221)	$612,696	$2,231,240	$182,415

Number of shares in underlying mutual funds	1,083,141	66,008	30,174	767,932	1,235,296	314,839	223,504	908,387	77,063

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	5	-	-	785	2	-	7	17	-
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0060	-	-	-	-	-	-	-	-	-
M&E Rate .0080	-	-	-	-	-	-	-	-	-

M&E Rate .0095	70,482	8,416	4,228	42,755	71,883	47,412	6,607	70,248	10,000
M&E Rate .0125	1,050,301	49,542	25,958	575,988	946,862	246,856	183,665	822,784	66,843

M&E Rate .0145	1,968	198	158	240	203	3,375	-	3,413	2,433
M&E Rate .0155	460	33	53	206	290	486	-	790	119

M&E Rate .0165	546	36	357	485	1,450	1,210	-	204	982
Retired Payout	-	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding)

M&E Rate .0000	$31.59	$0.00	$0.00	$62.29	$56.53	$0.00	$19.90	$16.13	$0.00
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0060	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0080	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0095	$29.33	$19.38	$14.98	$58.46	$53.06	$12.64	$18.51	$15.06	$20.32
M&E Rate .0125	$28.85	$19.29	$14.89	$57.34	$52.05	$12.60	$18.16	$14.62	$20.10

M&E Rate .0145	$29.19	$19.23	$14.82	$52.82	$49.79	$12.54	$0.00	$14.98	$20.47
M&E Rate .0155	$29.12	$19.18	$14.79	$52.72	$49.71	$12.54	$0.00	$14.95	$20.47

M&E Rate .0165	$29.09	$19.12	$14.78	$52.62	$49.58	$11.93	$0.00	$14.93	$20.39
Retired Payout	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2007

		DREYFUS		FIDELITY	FIDELITY		FIDELITY
	DELAWARE VIP	MIDCAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	TREND SERIES	PORTFOLIO	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	SERVICE CLASS	SERVICE CLASS	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

ASSETS

Investments at market value	$957,218	$934,702	$54,450,862	$21,426,892	$7,090,158	$67,681,810	$22,685,058	$54,814,885	$40,037,736

TOTAL ASSETS	$957,218	$934,702	$54,450,862	$21,426,892	$7,090,158	$67,681,810	$22,685,058	$54,814,885	$40,037,736

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	957,218	934,702	54,450,862	21,426,892	7,090,158	67,681,810	22,685,058	54,814,885	40,021,197

Retired Contract Owners	-	-	-	-	-	-	-	-	16,539

TOTAL NET ASSETS	$957,218	$934,702	$54,450,862	$21,426,892	$7,090,158	$67,681,810	$22,685,058	$54,814,885	$40,037,736

Total units	26,150	45,534	1,224,469	1,149,149	649,206	406,630	1,371,145	1,288,059	1,316,538

Blended unit value (Net assets divided by total units held)	$36.60	$20.53	$44.47	$18.65	$10.92	$166.45	$16.54	$42.56	$30.41

INVESTMENTS

Cost of investments	$859,264	$1,062,251	$38,568,282	$17,505,123	$7,650,914	$54,547,755	$22,801,224	$42,099,200	$30,852,890

Unrealized appreciation (depreciation) on investments	$97,954	$(127,549)	$15,882,580	$3,921,769	$(560,756)	$13,134,055	$(116,166)	$12,715,685	$9,184,846

Number of shares in underlying mutual funds	25,270	60,499	1,219,504	1,278,453	1,205,809	415,761	1,809,017	1,538,448	1,593,859

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	-	-	2,953	3,329	20	348	17	10	9
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0060	-	-	-	-	-	-	-	-	-
M&E Rate .0080	-	-	-	-	-	-	-	-	-

M&E Rate .0095	5,410	4,892	69,579	92,602	72,371	29,173	179,688	84,821	119,253
M&E Rate .0125	19,740	40,642	1,148,690	1,046,349	565,701	376,661	1,187,080	1,199,517	1,188,249

M&E Rate .0145	769	-	852	3,817	3,274	118	1,256	2,295	4,385
M&E Rate .0155	100	-	1,147	1,257	3,775	131	820	455	999

M&E Rate .0165	131	-	1,248	1,795	4,065	199	2,284	961	2,985
Retired Payout	-	-	-	-	-	-	-	-	658

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$0.00	$0.00	$50.98	$20.39	$12.01	$182.49	$18.10	$46.55	$33.28
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0060	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0080	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0095	$36.89	$20.73	$45.25	$19.02	$11.24	$164.99	$16.83	$43.41	$31.05
M&E Rate .0125	$36.50	$20.50	$44.41	$18.62	$10.96	$166.55	$16.52	$42.51	$30.37

M&E Rate .0145	$37.15	$0.00	$43.77	$17.29	$6.74	$164.09	$12.74	$38.50	$27.10
M&E Rate .0155	$37.14	$0.00	$43.63	$17.25	$6.73	$164.77	$$12.72	$38.40	$27.06

M&E Rate .0165	$37.12	$0.00	$43.59	$17.23	$6.71	$163.16	$12.69	$38.39	$26.98
Retired Payout	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$25.12

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2007

10\

			LORD ABBETT
	GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE
	VIT STRUCTURED	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	SMALL- CAP
	SMALL CAP EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INCOME	STOCK FUND
	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

ASSETS

Investments at market value	$1,775,739	$21,246,458	$1,963,083	$38,220,839	$7,286,550	$26,285,585	$6,569,001	$2,936,882	$15,759,746

TOTAL ASSETS	$1,775,739	$21,246,458	$1,963,083	$38,220,839	$7,286,550	$26,285,585	$6,569,001	$2,936,882	$15,759,746

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	1,775,739	21,246,458	1,963,083	38,220,839	7,286,550	26,285,585	6,569,001	2,936,882	15,759,746

Retired Contract Owners	-	-	-	-	-	-	-	-	-

TOTAL NET ASSETS	$1,775,739	$21,246,458	$1,963,083	$38,220,839	$7,286,550	$26,285,585	$6,569,001	$2,936,882	$15,759,746

Total units	123,701	1,388,436	112,504	947,140	454,660	476,394	589,192	113,415	380,181

Blended unit value (Net assets divided by total units held)	$14.36	$15.30	$17.45	$40.35	$16.03	$55.18	$11.15	$25.90	$41.45

INVESTMENTS

Cost of investments	$2,330,620	$16,949,947	$1,697,323	$32,668,933	$5,453,112	$20,537,270	$6,758,046	$3,144,333	$14,407,212

Unrealized appreciation (depreciation) on investments	$(554,881)	$4,296,511	$265,760	$5,551,906	$1,833,438	$5,748,315	$(189,045)	$(207,451)	$1,352,534

Number of shares in underlying mutual funds	165,802	1,345,563	120,140	1,327,573	477,493	667,825	659,538	124,181	521,328

Total Net Assets Represented by:
Number of units outstanding:

M&E Rate .0000	-	12	-	12	8	7	-	-	8
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0060	-	-	-	-	-	-	-	-	-
M&E Rate .0080	-	-	-	-	-	-	-	-	-

M&E Rate .0095	10,795	84,442	16,015	80,592	30,307	45,227	79,295	17,406	16,076
M&E Rate .0125	110,600	1,303,982	96,489	863,942	423,487	429,859	505,535	93,841	364,097

M&E Rate .0145	1,608	-	-	1,215	676	332	2,650	781	-
M&E Rate .0155	256	-	-	706	118	397	1,120	653	-

M&E Rate .0165	442	-	-	673	64	572	592	734	-
Retired Payout	-	-	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$0.00	$16.73	$0.00	$44.15	$18.19	$60.32	$0.00	$0.00	$45.34
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0060	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0080	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0095	$14.53	$15.63	$17.61	$40.89	$16.36	$56.27	$11.26	$25.96	$42.21

M&E Rate .0125	$14.37	$15.28	$17.42	$40.32	$16.00	$55.09	$11.14	$25.89	$41.42
M&E Rate .0145	$12.72	$0.00	$0.00	$35.96	$14.87	$44.95	$10.66	$25.79	$0.00
M&E Rate .0155	$12.70	$0.00	$0.00	$35.95	$14.86	$44.90	$10.63	$25.78	$0.00

M&E Rate .0165	$12.68	$0.00	$0.00	$35.84	$14.83	$44.80	$10.62	$25.71	$0.00
Retired Payout	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2007

	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO		DOW JONES	DOW JONES	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE TARGET
	SMALL-CAP	PRIME	ADVANTAGE	WELLS FARGO	WILSHIRE 5000 INDEX	WILSHIRE 5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE
	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

ASSETS
Investments at market value	$18,864,742	$2,402,593	$12,494,002	$9,823,452	$21,181,287	$16,176,323	$24,536,908	$20,209,885	$32,590,114

TOTAL ASSETS	$18,864,742	$2,402,593	$12,494,002	$9,823,452	$21,181,287	$16,176,323	$24,536,908	$20,209,885	$32,590,114

NET ASSETS
Net Assets (Indefinite units authorized)

Active Contract Owners	18,864,742	2,402,593	12,478,542	9,823,452	21,181,287	16,176,323	24,536,908	20,209,885	32,590,114
Retired Contract Owners	-	-	15,460	-	-	-	-	-	-

TOTAL NET ASSETS	$18,864,742	$2,402,593	$12,494,002	$9,823,452	$21,181,287	$16,176,323	$24,536,908	$20,209,885	$32,590,114

Total units	381,701	2,264,268	642,016	263,486	1,705,468	1,331,795	607,657	515,171	1,105,511
Blended unit value (Net assets divided by total units held)	$49.42	$1.06	$19.46	$37.28	$12.42	$12.15	$40.38	$39.23	$29.48

INVESTMENTS
Cost of investments	$15,677,335	$2,402,593	$8,333,129	$8,651,973	$16,594,275	$13,102,371	$22,637,075	$18,258,228	$38,019,440

Unrealized appreciation (depreciation) on investments	$3,187,407	$-	$4,160,873	$1,171,479	$4,587,012	$3,073,952	$1,899,833	$1,951,657	$(5,429,326)

Number of shares in underlying mutual funds	527,834	2,402,647	621,283	445,913	1,706,786	1,302,441	676,694	571,870	1,860,166

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	1,483	-	3,482	7	6	17	1	4	10
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0060	-	-	-	-	-	-	-	-	-
M&E Rate .0080	-	-	-	-	-	-	-	-	-

M&E Rate .0095	12,204	366,465	30,366	6,106	7,219	179,822	1,813	58,391	95,413
M&E Rate .0125	368,014	1,821,574	606,124	257,373	1,698,243	1,144,141	605,843	455,744	1,006,488

M&E Rate .0145	-	373	148	-	-	1,093	-	693	1,013
M&E Rate .0155	-	15,128	181	-	-	5,850	-	182	855

M&E Rate .0165	-	60,728	946	-	-	872	-	157	1,732
Retired Payout	-	-	769	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$54.12	$0.00	$20.11	$40.77	$13.72	$13.32	$43.63	$42.98	$32.20

M$E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0060	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0080	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$50.36	$1.06	$19.61	$37.93	$12.69	$12.43	$41.28	$39.94	$30.07
M&E Rate .0125	$49.37	$1.06	$19.45	$37.27	$12.42	$12.10	$40.38	$39.13	$29.44
M&E Rate .0145	$0.00	$1.06	$19.61	$0.00	$0.00	$12.37	$0.00	$41.00	$23.96

M&E Rate .0155	$0.00	$1.05	$19.56	$0.00	$0.00	$12.35	$0.00	$40.96	$23.91
M&E Rate .0165	$0.00	$1.05	$19.55	$0.00	$0.00	$12.33	$0.00	$40.93	$23.87
Retired Payout	$0.00	$0.00	$20.11	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2007

	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

ASSETS

Investments at market value	$3,633,486	$4,556,977	$1,034,767	$1,023,189	$2,349,213	$8,137,963	$6,600,942	$3,206,872	$1,547,299

TOTAL ASSETS	$3,633,486	$4,556,977	$1,034,767	$1,023,189	$2,349,213	$8,137,963	$6,600,942	$3,206,872	$1,547,299

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	3,633,486	4,544,403	1,034,767	1,023,189	2,349,213	8,137,963	6,600,942	3,206,872	1,547,299

Retired Contract Owners	-	12,574	-	-	-	-	-	-	-

TOTAL NET ASSETS	$3,633,486	$4,556,977	$1,034,767	$1,023,189	$2,349,213	$8,137,963	$6,600,942	$3,206,872	$1,547,299

Total units	148,779	165,283	95,761	95,950	218,596	751,392	607,485	295,010	142,910

Blended unit value (Net assets divided by total units held)	$24.42	$27.57	$10.81	$10.66	$10.75	$10.83	$10.87	$10.87	$10.83

INVESTMENTS

Cost of investments	$3,635,747	$5,241,292	$1,031,363	$1,016,560	$2,323,863	$8,086,932	$6,539,879	$3,203,797	$1,557,297

Unrealized appreciation (depreciation) on investments	$(2,261)	$(684,315)	$3,404	$6,629	$25,350	$51,031	$61,063	$3,075	$(9,998)

Number of shares in underlying mutual funds	237,020	278,035	94,155	95,180	214,933	741,838	598,996	289,690	140,408

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	11	16	-	-	-	-	-	-	-
M&E Rate .0029	-	-	-	-	-	-	-	-	-

M&E Rate .0039	-	-	-	-	-	-	-	-	-
M&E Rate .0060	-	-	-	-	-	-	-	-	-
M&E Rate .0080	-	-	-	-	-	-	-	-	-

M&E Rate .0095	14,747	9,755	16,357	4,606	45,355	57,177	91,496	49,812	6,056
M&E Rate .0125	134,021	153,631	77,329	79,024	171,885	676,295	509,965	236,039	133,165

M&E Rate .0145	-	251	1,715	140	418	5,253	3,745	4,398	271
M&E Rate .0155	-	41	100	76	746	2,017	621	668	3,081

M&E Rate .0165	-	826	260	12,104	192	10,650	1,658	4,093	337
Retired Payout	-	763	-	-	-	-	-	-	-

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$27.29	$30.26	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0029	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0060	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0080	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0095	$25.50	$28.06	$10.81	$10.72	$10.78	$10.88	$10.91	$10.91	$10.87
M&E Rate .0125	$24.30	$27.65	$10.81	$10.67	$10.74	$10.83	$10.86	$10.86	$10.83

M&E Rate .0145	$0.00	$19.66	$10.76	$10.62	$10.68	$10.77	$10.81	$10.82	$10.78
M&E Rate .0155	$0.00	$19.61	$10.74	$10.61	$10.68	$10.77	$10.80	$10.80	$10.77

M&E Rate .0165	$0.00	$19.57	$10.73	$10.60	$10.66	$10.75	$10.78	$10.79	$10.75
Retired Payout	$0.00	$16.49	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2007

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND
	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES

ASSETS

Investments at market value	$235,692,276	$276,466,303	$24,614,241	$49,341,657	$3,091,976	$50,521,792	$79,517,966

TOTAL ASSETS	$235,692,276	$276,466,303	$24,614,241	$49,341,657	$3,091,976	$50,521,792	$79,517,966

NET ASSETS

Net Assets (Indefinite units authorized)

Active Contract Owners	234,590,027	274,913,124	24,489,626	49,341,657	3,091,976	50,521,792	79,517,966

Retired Contract Owners	1,102,249	1,553,179	124,615	-	-	-	-

TOTAL NET ASSETS	$235,692,276	$276,466,303	$24,614,241	$49,341,657	$3,091,976	$50,521,792	$79,517,966

Total units	10,268,824	10,542,711	1,368,964	2,960,188	261,371	3,354,709	4,026,385

Blended unit value (Net assets divided by total units held)	$22.95	$26.22	$17.98	$16.67	$11.83	$15.06	$19.75

INVESTMENTS

Cost of investments	$203,541,519	$275,556,964	$25,048,362	$35,792,308	$3,126,824	$44,865,256	$71,519,862

Unrealized appreciation (depreciation) on investments	$32,150,757	$909,339	$(434,121)	$13,549,349	$(34,848)	$5,656,536	$7,998,104

Number of shares in underlying mutual funds	11,358,695	12,035,969	2,001,154	2,994,493	291,422	3,114,772	5,042,344

Total Net Assets Represented by:

Number of units outstanding:

M&E Rate .0000	10,391	3,634	8	1,771	10	446	2,439
M&E Rate .0029	-	281,848	-	-	-	-	-

M&E Rate .0039	-	86,682	-	-	-	-	-
M&E Rate .0060	-	-	-	-	-	-	-

M&E Rate .0080	-	-	-	-	-	-	-
M&E Rate .0095	120,047	75,122	123,454	76,793	19,197	34,765	63,074

M&E Rate .0125	10,080,198	10,027,045	1,230,298	2,877,828	239,313	3,318,273	3,955,740
M&E Rate .0145	3,447	392	2,398	2,289	829	375	1,640
M&E Rate .0155	270	193	1,888	611	1,994	175	98

M&E Rate .0165	1,351	177	787	896	28	675	3,394
Retired Payout	53,120	67,618	10,131	0	0	0	0

Accumulation Unit Value (Net Assets Divided by units outstanding):

M&E Rate .0000	$25.16	$28.69	$19.75	$18.24	$12.96	$16.52	$21.63
M&E Rate .0029	$0.00	$28.08	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0039	$0.00	$27.88	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0060	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
M&E Rate .0080	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

M&E Rate .0095	$23.47	$26.76	$18.41	$17.03	$12.08	$15.39	$20.18
M&E Rate .0125	$22.96	$26.17	$18.00	$16.66	$11.82	$15.06	$19.74

M&E Rate .0145	$20.97	$26.08	$13.09	$17.18	$11.11	$15.81	$18.69
M&E Rate .0155	$20.94	$26.00	$13.00	$17.23	$11.08	$15.79	$18.51

M&E Rate .0165	$20.90	$25.97	$13.05	$17.14	$11.12	$16.36	$18.48
Retired Payout	$20.75	$22.97	$12.30	$0.00	$0.00	$0.00	$0.00

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2007

							CREDIT
		ALLIANCE	ALLIANCE				SUISSE
	ALLIANCE	BERNSTEIN	BERNTEIN				TRUST		DELAWARE
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	SMALL	DAVIS	VIP GROWTH
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	CAP CORE	VALUE	OPPORTUNITIES
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$5,977	$-	$113,644	$282,624	$35,991	$-	$152,634	$-

NET INVESTMENT INCOME	-	5,977	-	113,644	282,624	35,991	-	152,634	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	55,898	-	3,138,446	4,983,170	134,986	-	523,903	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(88,741)	15,557	9,659	581,559	812,680	36,645	115,996	429,296	46,943

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,952,890	(123,810)	8,988	(4,450,666)	(6,818,101)	(1,046,027)	(130,892)	(562,283)	110,792

NET GAIN (LOSS) ON INVESTMENTS	3,864,149	(52,355)	18,647	(730,661)	(1,022,251)	(874,396)	(14,896)	390,916	157,735

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(372,245)	(9,910)	(3,051)	(466,673)	(692,712)	(38,992)	(46,661)	(155,278)	(17,897)

TOTAL EXPENSES	(372,245)	(9,910)	(3,051)	(466,673)	(692,712)	(38,992)	(46,661)	(155,278)	(17,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$3,491,904	$(56,288)	$15,596	$(1,083,690)	$(1,432,339)	$(877,397)	$(61,557)	$388,272	$139,838

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2007

		DREYFUS		FIDELITY	FIDELITY		FIDELITY
	DELAWARE VIP	MIDCAP STOCK	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	TREND SERIES	PORTFOLIO	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	SERVICE CLASS	SERVICE CLASS	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$2,842	$174,932	$277,489	$580,628	$2,105,689	$848,901	$255,827	$1,031,146

NET INVESTMENT INCOME	-	2,842	174,932	277,489	580,628	2,105,689	848,901	255,827	1,031,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	4,826	111,104	34,096	768,081	-	-	-	4,513,664	2,043,568
NET REALIZED GAIN (LOSS) ON INVESTMENTS	10,133	(3,023)	87,867	312,835	(1,559)	417,373	(197,355)	1,390,325	568,876

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	52,938	(97,991)	10,751,508	813,133	(451,580)	643,433	215,454	1,069,641	1,577,967

NET GAIN (LOSS) ON INVESTMENTS	67,897	10,090	10,873,471	1,894,049	(453,139)	1,060,806	18,099	6,973,630	4,190,411

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(9,630)	(11,772)	(579,627)	(242,726)	(75,899)	(803,001)	(261,558)	(638,458)	(420,305)

TOTAL EXPENSES	(9,630)	(11,772)	(579,627)	(242,726)	(75,899)	(803,001)	(261,558)	(638,458)	(420,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$58,267	$1,160	$10,468,776	$1,928,812	$51,590	$2,363,494	$605,442	$6,590,999	$4,801,252

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2007

	GOLDMAN SACHS		LORD ABBETT				ROYCE
	VIT STRUCTURED	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	CAPITAL		T. ROWE PRICE
	SMALL CAP	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	SMALL/MID	FUND	T. ROWE PRICE	SMALL-CAP
	EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	CAP EQUITY	SMALL-CAP	EQUITY INCOME	STOCK FUND
	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$7,535	$235,764	$-	$76,027	$-	$-	$3,431	$33,275	$-

NET INVESTMENT INCOME	7,535	235,764	-	76,027	-	-	3,431	33,275	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	195,357	-	161,339	5,532,336	-	2,924,425	298,467	156,309	1,471,889

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,372	229,204	39,190	856,978	285,925	668,186	81,083	23,672	399,374

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(532,102)	(96,006)	150,435	140,143	(9,848)	732,846	(611,457)	(232,311)	(2,157,484)

NET GAIN (LOSS) ON INVESTMENTS	(335,373)	133,198	350,964	6,529,457	276,077	4,325,457	(231,907)	(52,330)	(286,221)

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(22,529)	(267,386)	(22,052)	(419,442)	(90,850)	(289,857)	(75,055)	(22,635)	(209,062)

TOTAL EXPENSES	(22,529)	(267,386)	(22,052)	(419,442)	(90,850)	(289,857)	(75,055)	(22,635)	(209,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(350,367)	$101,576	$328,912	$6,186,042	$185,227	$4,035,600	$(303,531)	$(41,690)	$(495,283)

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2007

							WILSHIRE	WILSHIRE	WILSHIRE
	T. ROWE	T. ROWE			DOW JONES	DOW JONES	TARGET	TARGET	TARGET
	PRICE	PRICE	WELLS FARGO		WILSHIRE	WILSHIRE	LARGE CO.	LARGE CO.	LARGE CO.
	SMALL-CAP	PRIME	ADVANTAGE	WELLS FARGO	5000 INDEX	5000 INDEX	GROWTH	GROWTH	VALUE
	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$78,896	$82,161	$-	$62,552	$356,415	$223,790	$-	$-	$325,554

NET INVESTMENT INCOME	78,896	82,161	-	62,552	356,415	223,790	-	-	325,554

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	2,264,788	-	-	1,465,848	-	-	3,945,236	3,309,923	7,037,710

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,065,735	-	253,837	182,233	185,007	296,905	(260,875)	180,370	240,766

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,398,040)	-	1,908,990	(1,042,236)	525,362	148,133	(718)	(738,694)	(8,344,318)

NET GAIN (LOSS) ON INVESTMENTS	(67,517)	-	2,162,827	605,845	710,369	445,038	3,683,643	2,751,599	(1,065,842)

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(253,802)	(20,563)	(136,543)	(127,939)	(271,584)	(186,683)	(296,557)	(223,424)	(400,535)

TOTAL EXPENSES	(253,802)	(20,563)	(136,543)	(127,939)	(271,584)	(186,683)	(296,557)	(223,424)	(400,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$(242,423)	$61,598	$2,026,284	$540,458	$795,200	$482,145	$3,387,086	$2,528,175	$(1,140,823)

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2007

	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$28,566	$374	$11,345	$4,329	$35,415	$19,823	$1,120	$-

NET INVESTMENT INCOME	-	28,566	374	11,345	4,329	35,415	19,823	1,120	-

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	389,281	395,611	2,694	1,967	1,693	25,262	16,195	3,770	3,916

NET REALIZED GAIN (LOSS) ON INVESTMENTS	165,158	63,806	8,474	20,857	9,430	54,814	21,709	16,702	9,525

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(256,494)	(666,714)	(2,575)	(3,760)	17,540	(2,179)	15,844	(6,866)	(18,395)

NET GAIN (LOSS) ON INVESTMENTS	297,945	(207,297)	8,593	19,064	28,663	77,897	53,748	13,606	(4,954)

EXPENSES

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(44,918)	(58,980)	(6,422)	(10,705)	(15,950)	(59,124)	(41,984)	(18,406)	(10,312)

TOTAL EXPENSES	(44,918)	(58,980)	(6,422)	(10,705)	(15,950)	(59,124)	(41,984)	(18,406)	(10,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$253,027	$(237,711)	$2,545	$19,704	$17,042	$54,188	$31,587	$(3,680)	$(15,266)

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2007

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND
	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES

INVESTMENT INCOME

DIVIDEND INCOME DISTRIBUTION	$-	$1,616,819	$1,064,822	$434,508	$106,516	$-	$963,484

NET INVESTMENT INCOME	-	1,616,819	1,064,822	434,508	106,516	-	963,484

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

CAPITAL GAIN DISTRIBUTION	-	29,295,772	34,952	2,552,535	-	-	4,784,565

NET REALIZED GAIN (LOSS) ON INVESTMENTS	3,076,527	3,632,777	(1,810)	1,271,265	61,177	(447,151)	1,707,614

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,672,214	(27,321,228)	(94,918)	(215,270)	(23,245)	7,043,716	(9,456,794)

NET GAIN (LOSS) ON INVESTMENTS	7,748,741	5,607,321	(61,776)	3,608,530	37,932	6,596,565	(2,964,615)

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(3,074,135)	(3,577,735)	(295,029)	(609,032)	(37,220)	(633,603)	(1,080,749)

TOTAL EXPENSES	(3,074,135)	(3,577,735)	(295,029)	(609,032)	(37,220)	(633,603)	(1,080,749)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS	$4,674,606	$3,646,405	$708,017	$3,434,006	$107,228	$5,962,962	$(3,081,880)

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

	ALLIANCE	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	BERNSTEIN						DELAWARE
	VPS LARGE CAP	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	CREDIT SUISSE TRUST	DAVIS	VIP GROWTH
	GROWTH	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	SMALL CAP CORE	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

OPERATIONS

NET INVESTMENT INCOME	$-	$5,977	$-	$113,644	$282,624	$35,991	$-	$152,634	$-

CAPITAL GAIN DISTRIBUTION	-	55,898	-	3,138,446	4,983,170	134,986	-	523,903	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(88,741)	15,557	9,659	581,559	812,680	36,645	115,996	429,296	46,943

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,952,890	(123,810)	8,988	(4,450,666)	(6,818,101)	(1,046,027)	(130,892)	(562,283)	110,792

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(372,245)	(9,910)	(3,051)	(466,673)	(692,712)	(38,992)	(46,661)	(155,278)	(17,897)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,491,904	(56,288)	15,596	(1,083,690)	(1,432,339)	(877,397)	(61,557)	388,272	139,838

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	3,730,157	401,735	124,469	4,351,617	6,481,295	1,503,376	276,135	1,621,599	285,346

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(466)	(8)	(17)	(704)	(883)	(62)	(26)	(97)	(19)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	3,729,691	401,727	124,452	4,350,913	6,480,412	1,503,314	276,109	1,621,502	285,327

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(161,189)	259,078	76,837	(356,535)	(861,119)	714,821	(119,681)	339,888	21,352

TRANSFERS FROM (TO) OTHER DIVISIONS	(616,026)	248,943	177,355	(286,956)	(731,972)	735,464	(173,748)	236,267	27,911

PAYMENTS TO CONTRACT OWNERS	(2,190,885)	(25,244)	(13,945)	(2,956,691)	(4,444,089)	(119,612)	(295,726)	(1,107,934)	(31,762)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(27,492)	(225)	(225)	(15,578)	(32,653)	(875)	(519)	(9,149)	(550)

SURRENDER CHARGES (NOTE 1)	(15,549)	(538)	(86)	(28,261)	(38,681)	(861)	(1,126)	(8,168)	(1,430)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	718,550	883,741	364,388	706,892	371,898	2,832,251	(314,691)	1,072,406	300,848

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,210,454	827,453	379,984	(376,798)	(1,060,441)	1,954,854	(376,248)	1,460,678	440,686

NET ASSETS:

BEGINNING OF PERIOD	28,240,479	296,669	78,364	36,001,178	54,252,282	1,816,917	3,833,857	11,692,769	1,178,415

END OF PERIOD	32,450,933	1,124,122	458,348	35,624,380	53,191,841	3,771,771	3,457,609	13,153,447	1,619,101

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

				FIDELITY	FIDELITY		FIDELITY
	DELAWARE VIP	DREYFUS MIDCAP	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	TREND SERIES	STOCK PORTFOLIO	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	SERVICE CLASS	SERVICE CLASS	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS
NET INVESTMENT INCOME	$-	$2,842	$174,932	$277,489	$580,628	$2,105,689	$848,901	$255,827	$1,031,146
CAPITAL GAIN DISTRIBUTION	4,826	111,104	34,096	768,081	-	-	-	4,513,664	2,043,568
NET REALIZED GAIN (LOSS) ON INVESTMENTS	10,133	(3,023)	87,867	312,835	(1,559)	417,373	(197,355)	1,390,325	568,876
NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	52,938	(97,991)	10,751,508	813,133	(451,580)	643,433	215,454	1,069,641	1,577,967
MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(9,630)	(11,772)	(579,627)	(242,726)	(75,899)	(803,001)	(261,558)	(638,458)	(420,305)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	58,267	1,160	10,468,776	1,928,812	51,590	2,363,494	605,442	6,590,999	4,801,252

CONTRACT OWNERS’ TRANSACTIONS
GROSS STIPULATED PAYMENTS RECEIVED	168,499	134,367	6,029,533	2,488,135	1,178,700	7,949,820	2,956,183	5,199,167	5,572,500
SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(8)	(7)	(487)	(237)	(80)	(663)	(362)	(728)	(457)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	168,491	134,360	6,029,046	2,487,898	1,178,620	7,949,157	2,955,821	5,198,439	5,572,043
NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	50,739	(37,149)	371,402	257,471	505,646	584,817	1,204,139	146,531	1,656,759
TRANSFERS FROM (TO) OTHER DIVISIONS	81,873	(4,039)	634,839	218,105	433,173	527,692	198,616	(19,205)	1,839,800
PAYMENTS TO CONTRACT OWNERS	(29,846)	(82,932)	(3,645,010)	(1,458,009)	(349,957)	(4,291,016)	(2,670,540)	(3,839,903)	(2,285,638)
ANNUAL MAINTENANCE CHARGE (NOTE 1)	(350)	(250)	(68,627)	(36,248)	(5,325)	(94,843)	(18,516)	(40,218)	(46,324)
SURRENDER CHARGES (NOTE 1)	(706)	(1,625)	(20,770)	(11,711)	(5,633)	(35,889)	(24,550)	(21,040)	(18,771)
MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	(44)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	270,201	8,365	3,300,880	1,457,506	1,756,524	4,639,918	1,644,970	1,424,604	6,717,825

TOTAL INCREASE (DECREASE) IN NET ASSETS	328,468	9,525	13,769,656	3,386,318	1,808,114	7,003,412	2,250,412	8,015,603	11,519,077
NET ASSETS:
BEGINNING OF PERIOD	628,750	925,177	40,681,206	18,040,574	5,282,044	60,678,398	20,434,646	46,799,282	28,518,659

END OF PERIOD	957,218	934,702	54,450,862	21,426,892	7,090,158	67,681,810	22,685,058	54,814,885	40,037,736

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

			LORD ABBETT			RAINIER	ROYCE
	GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		SMALL/MID	CAPITAL		T. ROWE PRICE
	VIT STRUCTURED	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	CAP	FUND	T. ROWE PRICE	SMALL-CAP
	SMALL CAP EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INCOME	STOCK FUND
	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

OPERATIONS

NET INVESTMENT INCOME	$7,535	$235,764	$-	$76,027	$-	$-	$3,431	$33,275	$-

CAPITAL GAIN DISTRIBUTION	195,357	-	161,339	5,532,336	-	2,924,425	298,467	156,309	1,471,889

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,372	229,204	39,190	856,978	285,925	668,186	81,083	23,672	399,374

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(532,102)	(96,006)	150,435	140,143	(9,848)	732,846	(611,457)	(232,311)	(2,157,484)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(22,529)	(267,386)	(22,052)	(419,442)	(90,850)	(289,857)	(75,055)	(22,635)	(209,062)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(350,367)	101,576	328,912	6,186,042	185,227	4,035,600	(303,531)	(41,690)	(495,283)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	416,757	2,316,093	204,137	3,963,170	727,785	2,824,542	1,335,566	993,746	1,316,255

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(18)	(271)	(33)	(325)	(50)	(231)	(127)	(15)	(217)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	416,739	2,315,822	204,104	3,962,845	727,735	2,824,311	1,335,439	993,731	1,316,038

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	130,541	(407,781)	(32,719)	(52,268)	37,219	352,071	437,556	787,383	(410,709)

TRANSFERS FROM (TO) OTHER DIVISIONS	(19,990)	(376,943)	(48,292)	34,633	(155,018)	884,526	342,409	796,409	(301,173)

PAYMENTS TO CONTRACT OWNERS	(100,230)	(1,557,149)	(123,444)	(2,219,351)	(680,429)	(1,527,568)	(286,746)	(186,607)	(1,176,691)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(150)	(31,393)	(755)	(21,769)	(2,199)	(26,582)	(2,016)	(966)	(5,856)

SURRENDER CHARGES (NOTE 1)	(3,422)	(13,731)	(2,967)	(17,491)	(3,809)	(9,615)	(4,359)	(841)	(4,255)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	423,488	(71,175)	(4,073)	1,686,599	(76,501)	2,497,143	1,822,283	2,389,109	(582,646)

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,121	30,401	324,839	7,872,641	108,726	6,532,743	1,518,752	2,347,419	(1,077,929)

NET ASSETS:

BEGINNING OF PERIOD	1,702,618	21,216,057	1,638,244	30,348,198	7,177,824	19,752,842	5,050,249	589,463	16,837,675

END OF PERIOD	$1,775,739	$21,246,458	$1,963,083	$38,220,839	$7,286,550	$26,285,585	$6,569,001	$2,936,882	$15,759,746

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

							WILSHIRE	WILSHIRE	WILSHIRE
	T. ROWE	T. ROWE			DOW JONES	DOW JONES	TARGET	TARGET	TARGET
	PRICE	PRICE	WELLS FARGO		WILSHIRE 5000	WILSHIRE 5000	LARGE CO.	LARGE CO.	LARGE CO.
	SMALL-CAP	PRIME	ADVANTAGE	WELLS FARGO	INDEX	INDEX	GROWTH	GROWTH	VALUE
	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

OPERATIONS

NET INVESTMENT INCOME	$78,896	$82,161	$-	$62,552	$356,415	$223,790	$-	$-	$325,554

CAPITAL GAIN DISTRIBUTION	2,264,788	-	-	1,465,848	-	-	3,945,236	3,309,923	7,037,710

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,065,735	-	253,837	182,233	185,007	296,905	(260,875)	180,370	240,766

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,398,040)	-	1,908,990	(1,042,236)	525,362	148,133	(718)	(738,694)	(8,344,318)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(253,802)	(20,563)	(136,543)	(127,939)	(271,584)	(186,683)	(296,557)	(223,424)	(400,535)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(242,423)	61,598	2,026,284	540,458	795,200	482,145	3,387,086	2,528,175	(1,140,823)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	1,466,776	595,513	1,242,988	678,466	1,365,418	2,173,376	1,653,804	2,788,153	4,526,019

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(262)	(1)	(92)	(101)	(196)	(232)	(539)	(259)	(594)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	1,466,514	595,512	1,242,896	678,365	1,365,222	2,173,144	1,653,265	2,787,894	4,525,425

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(531,286)	1,740,856	64,536	(260,116)	(668,800)	358,532	(804,656)	(12,022)	688,353

TRANSFERS FROM (TO) OTHER DIVISIONS	(698,484)	1,396,263	396,089	(302,366)	206,406	(23,489)	(366,955)	(206,359)	316,429

PAYMENTS TO CONTRACT OWNERS	(1,772,133)	(2,369,926)	(861,055)	(900,769)	(1,904,873)	(1,003,799)	(2,179,891)	(1,114,753)	(2,518,989)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(14,105)	(1,325)	(7,795)	(5,212)	(6,953)	(31,267)	(7,033)	(27,599)	(37,588)

SURRENDER CHARGES (NOTE 1)	(6,014)	(565)	(1,355)	(2,218)	-	(10,061)	-	(14,529)	(17,717)

MORTALITY GUARANTEE ADJUSTMENT	-	-	109	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(1,555,508)	1,360,815	833,425	(792,316)	(1,008,998)	1,463,060	(1,705,270)	1,412,632	2,955,913

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,797,931)	1,422,413	2,859,709	(251,858)	(213,798)	1,945,205	1,681,816	3,940,807	1,815,090

NET ASSETS:

BEGINNING OF PERIOD	20,662,673	980,180	9,634,293	10,075,310	21,395,085	14,231,118	22,855,092	16,269,078	30,775,024

END OF PERIOD	$18,864,742	$2,402,593	$12,494,002	$9,823,452	$21,181,287	$16,176,323	$24,536,908	$20,209,885	$32,590,114

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

NET INVESTMENT INCOME	$-	$28,566	$374	$11,345	$4,329	$35,415	$19,823	$1,120	$-

CAPITAL GAIN DISTRIBUTION	389,281	395,611	2,694	1,967	1,693	25,262	16,195	3,770	3,916

NET REALIZED GAIN (LOSS) ON INVESTMENTS	165,158	63,806	8,474	20,857	9,430	54,814	21,709	16,702	9,525

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(256,494)	(666,714)	(2,575)	(3,760)	17,540	(2,179)	15,844	(6,866)	(18,395)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(44,918)	(58,980)	(6,422)	(10,705)	(15,950)	(59,124)	(41,984)	(18,406)	(10,312)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	253,027	(237,711)	2,545	19,704	17,042	54,188	31,587	(3,680)	(15,266)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	335,991	547,749	303,056	342,818	659,132	2,940,274	3,482,384	2,130,845	1,045,147

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(45)	(109)	-	(7)	(82)	(97)	(988)	(91)	(34)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	335,946	547,640	303,056	342,811	659,050	2,940,177	3,481,396	2,130,754	1,045,113

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(124,552)	42,550	420,336	402,865	961,174	1,992,529	1,061,811	535,580	148,092

TRANSFERS FROM (TO) OTHER DIVISIONS	(64,183)	10,209	192,092	109,386	518,252	1,734,241	795,192	271,693	114,714

PAYMENTS TO CONTRACT OWNERS	(335,391)	(343,455)	(35,577)	(303,697)	(108,797)	(506,939)	(130,672)	(41,629)	(29,436)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(918)	(2,530)	(800)	(475)	(800)	(2,925)	(6,400)	(6,550)	(3,825)

SURRENDER CHARGES (NOTE 1)	(1,356)	(628)	(1,428)	(13)	(1,370)	(8,354)	(3,775)	(3,178)	(977)

MORTALITY GUARANTEE ADJUSTMENT	-	74	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(190,454)	253,860	877,679	550,877	2,027,509	6,148,729	5,197,552	2,886,670	1,273,681

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,573	16,149	880,224	570,581	2,044,551	6,202,917	5,229,139	2,882,990	1,258,415

NET ASSETS:

BEGINNING OF PERIOD	3,570,913	4,540,828	154,543	452,608	304,662	1,935,046	1,371,803	323,882	288,884

END OF PERIOD	$3,633,486	$4,556,977	$1,034,767	$1,023,189	$2,349,213	$8,137,963	$6,600,942	$3,206,872	$1,547,299

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2007

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND
	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES

OPERATIONS

NET INVESTMENT INCOME	$-	$1,616,819	$1,064,822	$434,508	$106,516	$-	$963,484

CAPITAL GAIN DISTRIBUTION	-	29,295,772	34,952	2,552,535	-	-	4,784,565

NET REALIZED GAIN (LOSS) ON INVESTMENTS	3,076,527	3,632,777	(1,810)	1,271,265	61,177	(447,151)	1,707,614

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,672,214	(27,321,228)	(94,918)	(215,270)	(23,245)	7,043,716	(9,456,794)

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(3,074,135)	(3,577,735)	(295,029)	(609,032)	(37,220)	(633,603)	(1,080,749)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,674,606	3,646,405	708,017	3,434,006	107,228	5,962,962	(3,081,880)

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	9,810,428	11,525,082	2,334,124	3,944,868	373,443	3,136,575	5,428,421

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(1,985)	(2,106)	(403)	(488)	(188)	(646)	(796)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	9,808,443	11,522,976	2,333,721	3,944,380	373,255	3,135,929	5,427,625

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(4,999,650)	(7,130,956)	(54,177)	(550,968)	646,281	(1,507,894)	(1,690,708)

TRANSFERS FROM (TO) OTHER DIVISIONS	(2,625,890)	(4,799,488)	(5,233)	208,250	355,421	(1,114,589)	(1,102,254)

PAYMENTS TO CONTRACT OWNERS	(23,394,375)	(26,361,249)	(2,665,348)	(3,798,779)	(1,399,304)	(4,470,071)	(6,255,532)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(84,673)	(177,113)	(17,471)	(42,313)	(2,203)	(28,039)	(80,666)

SURRENDER CHARGES (NOTE 1)	(15,255)	(10,597)	(8,604)	(5,131)	(1,975)	(2,646)	(6,030)

MORTALITY GUARANTEE ADJUSTMENT	5,072	(40,718)	(2,365)	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(21,306,328)	(26,997,145)	(419,477)	(244,561)	(28,525)	(3,987,310)	(3,707,565)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,631,722)	(23,350,740)	288,540	3,189,445	78,703	1,975,652	(6,789,445)

NET ASSETS:

BEGINNING OF PERIOD	252,323,998	299,817,043	24,325,701	46,152,212	3,013,273	48,546,140	86,307,411

END OF PERIOD	$235,692,276	$276,466,303	$24,614,241	$49,341,657	$3,091,976	$50,521,792	$79,517,966

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006

		ALLIANCE	ALLIANCE
	ALLIANCE	BERNSTEIN	BERNSTEIN				CREDIT SUISSE		DELAWARE
	BERNSTEIN	VPS SMALL/MID	VPS SMALL		ARIEL	COHEN & STEERS	TRUST	DAVIS	VIP GROWTH
	VPS LARGE CAP	CAP VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	SMALL CAP	VALUE	OPPORTUNITIES
	GROWTH PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	CORE PORTFOLIO	PORTFOLIO	SERVICE CLASS

OPERATIONS

NET INVESTMENT INCOME	$-	$11	$-	$-	$24,169	$28,153	$-	$84,880	$-

CAPITAL GAIN DISTRIBUTION	-	333	-	2,207,240	3,613,892	12,097	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	(201,682)	1,635	(95)	596,622	732,173	7,924	85,558	236,116	26,364

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	115,606	20,010	5,367	488,913	953,081	86,806	106,550	1,150,190	23,607

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(318,714)	(1,113)	(295)	(410,009)	(602,121)	(5,460)	(49,953)	(123,788)	(10,063)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(404,790)	20,876	4,977	2,882,766	4,721,194	129,520	142,155	1,347,398	39,908

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	4,345,554	72,961	27,969	4,758,089	7,051,742	383,026	310,141	1,402,517	337,218

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(469)	(2)	(5)	(730)	(939)	(12)	(35)	(72)	(13)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	4,345,085	72,959	27,964	4,757,359	7,050,803	383,014	310,106	1,402,445	337,205

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	591,325	74,607	15,433	(104,119)	58,785	389,473	(159,461)	231,562	118,844

TRANSFERS FROM (TO) OTHER DIVISIONS	871,736	148,381	39,942	(577,877)	(1,153,356)	919,511	(212,740)	573,610	169,416

PAYMENTS TO CONTRACT OWNERS	(1,752,030)	(20,154)	(9,952)	(2,161,621)	(3,242,064)	(4,599)	(385,944)	(772,707)	(37,125)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(28,379)	-	-	(17,927)	(28,354)	-	(1,006)	(9,710)	(225)

SURRENDER CHARGES (NOTE 1)	(14,179)	-	-	(24,214)	(39,488)	(2)	(856)	(3,461)	(1,005)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	4,013,558	275,793	73,387	1,871,601	2,646,326	1,687,397	(449,901)	1,421,739	587,110

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,608,768	296,669	78,364	4,754,367	7,367,520	1,816,917	(307,746)	2,769,137	627,018

NET ASSETS:

BEGINNING OF PERIOD	24,631,711	-	-	31,246,811	46,884,762	-	4,141,603	8,923,632	551,397

END OF PERIOD	28,240,479	296,669	78,364	36,001,178	54,252,282	1,816,917	3,833,857	11,692,769	1,178,415

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006

				FIDELITY	FIDELITY		FIDELITY
	DELAWARE VIP	DREYFUS	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	TREND SERIES	MIDCAP STOCK	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	SERVICE CLASS	SERVICE SHARES	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

OPERATIONS

NET INVESTMENT INCOME	$-	$1,404	$61,279	$99,734	$388,796	$747,732	$699,453	$72,840	$143,853

CAPITAL GAIN DISTRIBUTION	-	126,510	-	360,943	-	-	43,899	4,856,727	124,673

NET REALIZED GAIN (LOSS) ON INVESTMENTS	21,872	6,988	(426,483)	144,764	(57,915)	60,175	(112,531)	1,452,821	377,818

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	14,192	(78,760)	2,839,246	1,359,735	140,943	7,026,523	164,190	(1,519,131)	3,310,592

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(5,771)	(10,073)	(473,546)	(189,831)	(52,676)	(651,921)	(231,333)	(532,652)	(283,812)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	30,293	46,069	2,000,496	1,775,345	419,148	7,182,509	563,678	4,330,605	3,673,124

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	145,977	203,923	5,725,195	2,820,819	901,073	8,393,702	2,676,069	5,705,008	4,386,125

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(2)	(7)	(524)	(223)	(92)	(706)	(340)	(627)	(367)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	145,975	203,916	5,724,671	2,820,596	900,981	8,392,996	2,675,729	5,704,381	4,385,758

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(3,864)	(18,563)	(169,511)	521,210	265,774	545,106	665,894	40,079	875,042

TRANSFERS FROM (TO) OTHER DIVISIONS	89,557	89,041	(367,222)	582,277	240,879	1,036,427	58,727	2,007,024	2,206,205

PAYMENTS TO CONTRACT OWNERS	(14,719)	(49,767)	(3,211,303)	(1,240,640)	(249,641)	(3,307,032)	(1,606,914)	(3,123,825)	(1,460,615)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(275)	(461)	(44,466)	(33,793)	(4,075)	(100,010)	(19,936)	(49,532)	(38,320)

SURRENDER CHARGES (NOTE 1)	(220)	(434)	(33,294)	(23,317)	(3,424)	(40,074)	(17,096)	(20,883)	(13,609)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	(25)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	216,454	223,732	1,898,875	2,626,333	1,150,494	6,527,413	1,756,404	4,557,244	5,954,436

TOTAL INCREASE (DECREASE) IN NET ASSETS	246,747	269,801	3,899,371	4,401,678	1,569,642	13,709,922	2,320,082	8,887,849	9,627,560

NET ASSETS:

BEGINNING OF PERIOD	382,003	655,376	36,781,835	13,638,896	3,712,402	46,968,476	18,114,564	37,911,433	18,891,099

END OF PERIOD	628,750	925,177	40,681,206	18,040,574	5,282,044	60,678,398	20,434,646	46,799,282	28,518,659

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006

			LORD ABBETT			RAINIER	ROYCE
	GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		SMALL/MID	CAPITAL		T. ROWE PRICE
	VIT CORE SMALL	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	CAP	FUND	T. ROWE PRICE	SMALL CAP
	CAP EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INC.	STOCK FUND
	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

OPERATIONS

NET INVESTMENT INCOME	$11,223	$188,586	$-	$177,431	$-	$-	$2,961	$3,286	$-

CAPITAL GAIN DISTRIBUTION	122,503	-	15,960	2,211,062	-	705,393	220,402	12,950	1,228,131

NET REALIZED GAIN (LOSS) ON INVESTMENTS	19,529	130,949	26,351	621,301	138,285	467,093	63,383	5,897	432,803

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,884	2,706,543	59,153	(1,120,750)	231,319	1,134,530	277,942	24,861	263,540

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(16,221)	(238,057)	(17,600)	(344,980)	(88,362)	(215,412)	(47,546)	(2,238)	(201,970)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	140,918	2,788,021	83,864	1,544,064	281,242	2,091,604	517,142	44,756	1,722,504

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	379,332	2,626,899	298,073	4,305,846	880,401	2,755,101	1,008,771	105,514	1,431,052

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(20)	(261)	(25)	(336)	(52)	(278)	(107)	(2)	(231)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	379,312	2,626,638	298,048	4,305,510	880,349	2,754,823	1,008,664	105,512	1,430,821

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	133,407	(330,508)	130,245	366,704	(238,894)	(3,807)	448,577	160,346	(517,514)

TRANSFERS FROM (TO) OTHER DIVISIONS	173,944	(380,032)	54,554	594,880	(181,881)	1,047,815	497,024	309,425	(346,613)

PAYMENTS TO CONTRACT OWNERS	(87,017)	(1,243,985)	(53,112)	(1,856,266)	(595,956)	(1,125,054)	(235,719)	(30,521)	(1,060,650)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(575)	(38,742)	(500)	(17,935)	(4,743)	(22,084)	(1,814)	-	(12,514)

SURRENDER CHARGES (NOTE 1)	(708)	(14,331)	(467)	(15,277)	(2,195)	(8,282)	(4,476)	(55)	(6,005)

MORTALITY GUARANTEE ADJUSTMENT	-	-	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	598,363	619,040	428,768	3,377,616	(143,320)	2,643,411	1,712,256	544,707	(512,475)

TOTAL INCREASE (DECREASE) IN NET ASSETS	739,281	3,407,061	512,632	4,921,680	137,922	4,735,015	2,229,398	589,463	1,210,029

NET ASSETS:

BEGINNING OF PERIOD	963,337	17,808,996	1,125,612	25,426,518	7,039,902	15,017,827	2,820,851	-	15,627,646

END OF PERIOD	$1,702,618	$21,216,057	$1,638,244	$30,348,198	$7,177,824	$19,752,842	$5,050,249	$589,463	$16,837,675

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2006

							WILSHIRE	WILSHIRE	WILSHIRE
	T. ROWE	T. ROWE			DOW JONES	DOW JONES	TARGET	TARGET	TARGET
	PRICE	PRICE	WELLS FARGO		WILSHIRE 5000	WILSHIRE 5000	LARGE CO.	LARGE CO.	LARGE CO.
	SMALL CAP	VIP PRIME	ADVANTAGE	WELLS FARGO	INDEX	INDEX	GROWTH	GROWTH	VALUE
	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO-	PORTFOLIO-	PORTFOLIO-	PORTFOLIO-	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

OPERATIONS

NET INVESTMENT INCOME	$97,060	$22,478	$-	$-	$235,600	$118,131	$-	$-	$234,262

CAPITAL GAIN DISTRIBUTION	684,278	-	-	1,059,349	-	-	-	-	2,326,063

NET REALIZED GAIN (LOSS) ON INVESTMENTS	878,313	-	125,757	97,868	(55,797)	134,598	(475,248)	107,984	174,351

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,305,707	-	1,112,199	(29,122)	2,579,334	1,451,349	1,634,731	643,361	1,897,044

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(249,113)	(5,721)	(110,516)	(121,146)	(247,573)	(147,488)	(278,948)	(176,402)	(327,398)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,716,245	16,757	1,127,440	1,006,949	2,511,564	1,556,590	880,535	574,943	4,304,322

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	1,626,060	75,600	893,670	745,468	1,364,115	2,323,998	1,841,403	2,934,149	4,206,015

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(308)	(9)	(94)	(104)	(234)	(205)	(584)	(261)	(588)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	1,625,752	75,591	893,576	745,364	1,363,881	2,323,793	1,840,819	2,933,888	4,205,427

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(587,380)	661,551	(153,039)	(392,798)	(550,413)	533,653	(632,145)	203,069	53,684

TRANSFERS FROM (TO) OTHER DIVISIONS	(471,787)	1,117,738	(101,383)	(184,988)	508,578	(164,236)	52,073	(103,026)	817,052

PAYMENTS TO CONTRACT OWNERS	(1,501,442)	(890,612)	(638,941)	(865,542)	(1,471,299)	(598,067)	(1,804,579)	(727,644)	(1,941,685)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(24,365)	-	(6,387)	(5,725)	(9,635)	(34,250)	(7,305)	(21,305)	(54,912)

SURRENDER CHARGES (NOTE 1)	(6,289)	(845)	(2,108)	(4,670)	(615)	(10,632)	(6)	(13,157)	(15,056)

MORTALITY GUARANTEE ADJUSTMENT	-	-	(23)	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(965,511)	963,423	(8,305)	(708,359)	(159,503)	2,050,261	(551,143)	2,271,825	3,064,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,750,734	980,180	1,119,135	298,590	2,352,061	3,606,851	329,392	2,846,768	7,368,832

NET ASSETS:

BEGINNING OF PERIOD	18,911,939	-	8,515,158	9,776,720	19,043,024	10,624,267	22,525,700	13,422,310	23,406,192

END OF PERIOD	$20,662,673	$980,180	$9,634,293	$10,075,310	$21,395,085	$14,231,118	$22,855,092	$16,269,078	$30,775,024

See accompanying notes to the financial statements

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006

	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

OPERATIONS

NET INVESTMENT INCOME	$-	$7,338	$-	$-	$-	$-	$-	$-	$-

CAPITAL GAIN DISTRIBUTION	245,924	446,746	-	-	-	-	-	-	-

NET REALIZED GAIN (LOSS) ON INVESTMENTS	123,943	74,058	192	525	219	11,279	4,262	198	1,501

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,296)	222,337	5,979	10,389	7,810	53,210	45,219	9,941	8,397

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(41,893)	(51,430)	(588)	(1,641)	(823)	(5,642)	(3,803)	(886)	(747)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	326,678	699,049	5,583	9,273	7,206	58,847	45,678	9,253	9,151

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	420,356	557,445	39,801	221,398	51,158	748,253	707,671	224,488	193,097

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(59)	(111)	-	(2)	(8)	(12)	(23)	(6)	(2)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	420,297	557,334	39,801	221,396	51,150	748,241	707,648	224,482	193,095

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(42,169)	(172,913)	56,709	43,509	202,769	557,461	268,435	12,641	3,439

TRANSFERS FROM (TO) OTHER DIVISIONS	(150,354)	99,176	52,450	202,589	43,537	570,497	356,342	78,151	83,199

PAYMENTS TO CONTRACT OWNERS	(276,496)	(400,664)	-	(24,159)	-	-	(6,300)	(599)	-

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(1,474)	(2,850)	-	-	-	-	-	-	-

SURRENDER CHARGES (NOTE 1)	(2,318)	(1,443)	-	-	-	-	-	(46)	-

MORTALITY GUARANTEE ADJUSTMENT	-	(23)	-	-	-	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(52,514)	78,617	148,960	443,335	297,456	1,876,199	1,326,125	314,629	279,733

TOTAL INCREASE (DECREASE) IN NET ASSETS	274,164	777,666	154,543	452,608	304,662	1,935,046	1,371,803	323,882	288,884

NET ASSETS:

BEGINNING OF PERIOD	3,296,749	3,763,162	-	-	-	-	-	-	-

END OF PERIOD	$3,570,913	$4,540,828	$154,543	$452,608	$304,662	$1,935,046	$1,371,803	$323,882	$288,884

See accompanying notes to the financial statements.

2007 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

DECEMBER 31, 2006

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND
	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES

OPERATIONS

NET INVESTMENT INCOME	$8,488,932	$2,671,075	$982,121	$325,448	$113,811	$-	$955,433

CAPITAL GAIN DISTRIBUTION	678,928	7,571,445	26,544	-	-	-	8,381,976

NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,591,202	611,369	(84,735)	878,213	63,517	(1,350,766)	1,420,138

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	16,408,420	34,672,222	12,403	7,787,337	(24,510)	6,539,586	4,311,374

MORTALITY AND EXPENSE RISK CHARGE (NOTE 1)	(3,063,495)	(3,490,592)	(288,389)	(518,371)	(36,714)	(604,991)	(997,434)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,103,987	42,035,519	647,944	8,472,627	116,104	4,583,829	14,071,487

CONTRACT OWNERS’ TRANSACTIONS

GROSS STIPULATED PAYMENTS RECEIVED	10,642,324	12,216,706	2,487,506	3,539,113	344,792	3,442,067	5,163,719

SALES AND ADMINISTRATIVE EXPENSES (NOTE 1)	(2,051)	(2,206)	(477)	(478)	(207)	(692)	(831)

NET CONSIDERATION RECEIVED ON ANNUITY CONTRACTS	10,640,273	12,214,500	2,487,029	3,538,635	344,585	3,441,375	5,162,888

NET TRANSFER FROM (TO) FIXED ACCUMULATION ACCOUNT	(7,405,904)	(10,050,085)	3,816	(678,652)	1,047,651	(1,565,276)	(2,171,598)

TRANSFERS FROM (TO) OTHER DIVISIONS	(3,610,116)	(5,382,980)	59,355	(545,574)	311,074	(1,339,971)	(788,050)

PAYMENTS TO CONTRACT OWNERS	(20,170,882)	(25,668,871)	(2,423,203)	(3,268,128)	(1,644,640)	(4,389,914)	(5,658,343)

ANNUAL MAINTENANCE CHARGE (NOTE 1)	(109,213)	(218,930)	(16,289)	(47,794)	(2,476)	(33,524)	(113,976)

SURRENDER CHARGES (NOTE 1)	(11,784)	(8,422)	(12,503)	(4,101)	(5,198)	(5,375)	(4,391)

MORTALITY GUARANTEE ADJUSTMENT	(196)	(13,385)	514	-	-	-	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT OWNERS’ TRANSACTIONS	(20,667,822)	(29,128,173)	98,719	(1,005,614)	50,996	(3,892,685)	(3,573,470)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,436,165	12,907,346	746,663	7,467,013	167,100	691,144	10,498,017

NET ASSETS:

BEGINNING OF PERIOD	248,887,833	286,909,697	23,579,038	38,685,199	2,846,173	47,854,996	75,809,394

END OF PERIOD	$252,323,998	$299,817,043	$24,325,701	$46,152,212	$3,013,273	$48,546,140	$86,307,411

See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2007 and 2006

1. NATURE OF SEPARATE ACCOUNT – Horace Mann Life Insurance Company Separate Account (“the Separate Account”), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio Class, AllianceBernstein VPS Small Cap Growth Portfolio Class B, Ariel Fund, Ariel Appreciation Fund, Cohen & Steers VIF Realty Fund, Inc., Credit Suisse Trust Small Cap Core Portfolio, Davis Value Portfolio, Delaware VIP Growth Opportunities Service Class, Delaware VIP Trend Series Service Class, Dreyfus Midcap Stock Portfolio Service Class, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, J.P. Morgan U.S. Large Cap Core Equity Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Neuberger Berman Genesis Fund, Putnam VT Vista Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small-Cap Portfolio, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price VIP Prime Reserves Portfolio, Wells Fargo Advantage Discovery Fund, Wells Fargo Opportunity Fund (formerly Strong Opportunity Fund), Dow Jones Wilshire 5000 Index Portfolio-Institutional, Dow Jones Wilshire 5000 Index Portfolio Investment, Wilshire Target Large Co. Growth Portfolio-Institutional, Wilshire Target Large Co. Growth Portfolio-Investment, Wilshire Target Large Co. Value Portfolio-Investment, Wilshire Target Small Co. Growth Portfolio-Investment, Wilshire Target Small Co. Value Portfolio-Investment, Wilshire VIT 2010 Aggressive Fund, Wilshire VIT 2010 Conservative Fund, Wilshire VIT 2010 Moderate Fund, Wilshire VIT 2015 Moderate Fund, Wilshire VIT 2025 Moderate Fund, Wilshire VIT 2035 Moderate Fund, Wilshire VIT 2045 Moderate Fund, Wilshire VIT Balanced Fund HM Shares, Wilshire VIT Equity Fund HM Shares, Wilshire VIT Income Fund HM Shares, Wilshire VIT International Equity Fund HM Shares, Wilshire VIT Short-Term Investment Fund HM Shares, Wilshire VIT Small Cap Growth Fund HM Shares, Wilshire VIT Socially Responsible Fund HM Shares. The funds collectively are referred to as the “Funds”.

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company (“HMLIC”) to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on on the contract anniversary date.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.65% of the daily net assets of the Separate Account (0.85% for mortality risk, and 0.80% for expense risk).

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $390,424 and $194,898 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

2. SIGNIFICANT ACCOUNTING POLICIES – Investments in the Funds are reported at fair value using the accumulated unit value method (AUV).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAXES – Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES – During the year ended December 31, 2007 purchases and proceeds from sales of fund shares were as follows.

ACCOUNT DIVISION
	ALLIANCE	ALLIANCE
	BERNSTEIN	BERNSTEIN	ALLIANCE				CREDIT
	VPS LARGE	VPS SMALL/MID	BERNSTEIN				SUISSE		DELAWARE
	CAP	CAP	VPS SMALL		ARIEL	COHEN & STEERS	TRUST SMALL	DAVIS	VIP GROWTH
	GROWTH	VALUE	CAP GROWTH	ARIEL	APPRECIATION	VIF REALTY	CAP CORE	VALUE	OPPORTUNITIES
	PORTFOLIO	PORTFOLIO	PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

Purchases	$5,309,159	$1,135,785	$413,751	$9,345,229	$13,842,742	$4,189,405	$310,519	$3,624,382	$509,120

Sales	$5,051,595	$184,523	$42,755	$5,271,361	$8,085,082	$1,188,524	$555,874	$1,601,420	$179,227

		DREYFUS
		MIDCAP STOCK		FIDELITY
	DELAWARE VIP	PORTFOLIO	FIDELITY	VIP GROWTH &	FIDELITY	FIDELITY	FIDELITY VIP	FIDELITY	FIDELITY
	TREND SERIES	SERVICE	VIP GROWTH	INCOME	VIP HIGH INCOME	VIP INDEX 500	INVESTMENT GRADE	VIP MID CAP	VIP OVERSEAS
	SERVICE CLASS	CLASS	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	BOND PORTFOLIO	PORTFOLIO	PORTFOLIO

Purchases	$342,684	$268,845	$10,443,747	$5,359,127	$3,320,815	$14,679,506	$6,866,010	$13,546,590	$14,733,159

Sales	$67,153	$161,329	$7,425,599	$2,785,943	$1,061,120	$8,319,527	$4,831,051	$6,600,627	$4,792,049

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007 and 2006

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

	GOLDMAN		LORD
	SACHS VIT		ABBETT
	STRUCTURED	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL		T. ROWE PRICE
	SMALL CAP	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	SMALL-CAP
	EQUITY	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INCOME	STOCK FUND
	FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

Purchases	$999,571	$2,836,643	$395,452	$11,792,184	$1,245,282	$8,838,922	$3,142,136	$2,964,750	$2,944,272

Sales	$394,348	$2,710,236	$221,048	$4,059,685	$1,126,708	$3,039,025	$1,011,927	$385,020	$1,864,716

	T. ROWE PRICE	T. ROWE PRICE	WELLS FARGO		DOW JONES	DOW JONES	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE TARGET
	SMALL-CAP	VIP PRIME	ADVANTAGE	WELLS FARGO	WILSHIRE 5000 INDEX	WILSHIRE 5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE
	VALUE FUND	RESERVE	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

Purchases	$3,905,557	$4,856,576	$2,341,204	$2,260,068	$2,568,458	$3,467,912	$6,083,130	$6,810,664	$14,568,522

Sales	$2,305,448	$3,434,163	$1,390,486	$1,469,690	$3,307,619	$1,670,841	$4,400,596	$2,131,163	$4,409,114

	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

Purchases	$748,867	$1,510,147	$965,956	$959,084	$2,223,740	$7,052,058	$5,567,349	$3,109,168	$1,367,096

Sales	$429,800	$827,285	$83,157	$384,743	$196,729	$846,962	$354,054	$219,311	$90,286

	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT-TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND
	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES

Purchases	$13,643,530	$44,007,295	$5,311,367	$9,405,848	$2,314,803	$3,708,526	$13,473,389

Sales	$34,947,467	$40,036,807	$4,927,909	$6,001,133	$2,212,855	$8,776,590	$10,806,040

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	ALLIANCE
	BERNSTEIN	ALLIANCE	ALLIANCE				CREDIT SUISSE		DELAWARE
	VPS LARGE CAP	BERNSTEIN	BERNSTEIN		ARIEL	COHEN & STEERS	TRUST SMALL	DAVIS	VIP GROWTH
	GROWTH	VPS SMALL/MID CAP	VPS SMALL CAP	ARIEL	APPRECIATION	VIF REALTY	CAP CORE	VALUE	OPPORTUNITIES
	PORTFOLIO	VALUE PORTFOLIO	GROWTH PORTFOLIO	FUND	FUND	FUND, INC.	PORTFOLIO	PORTFOLIO	SERVICE CLASS

Account units outstanding at 01/01/2006	939,736	-	-	575,997	960,327	-	231,016	715,147	31,967
Consideration received	172,429	4,044	2,237	84,536	142,383	25,550	16,686	107,832	19,027
Net transfers	57,056	14,155	5,322	(12,430)	(21,991)	103,029	(20,136)	62,618	16,303
Payments to contract owners	(71,671)	(2,782)	(1,649)	(39,339)	(66,788)	(13,842)	(20,914)	(60,949)	(2,152)

Account units outstanding at 12/31/2006	1,097,550	15,417	5,910	608,764	1,013,931	114,737	206,652	824,648	65,145
Consideration received	137,069	19,458	8,568	70,262	116,699	99,408	14,511	110,692	14,430
Net transfers	(28,689)	24,601	17,263	(10,298)	(28,713)	93,358	(15,286)	38,968	2,519
Payments to contract owners	(82,168)	(1,251)	(987)	(48,269)	(81,227)	(8,164)	(15,598)	(76,852)	(1,717)
Account units outstanding

at 12/31/2007	1,123,762	58,225	30,754	620,459	1,020,690	299,339	190,279	897,456	80,377

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007 and 2006

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	DELAWARE			FIDELITY	FIDELITY		FIDELITY
	VIP TREND	DREYFUS MIDCAP	FIDELITY	VIP GROWTH	VIP HIGH	FIDELITY	VIP INVESTMENT	FIDELITY	FIDELITY
	SERIES	STOCK	VIP GROWTH	& INCOME	INCOME	VIP INDEX 500	GRADE BOND	VIP MID CAP	VIP OVERSEAS
	SERVICE CLASS	SERVICE	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

Account units outstanding at 01/01/2006	12,090	34,024	1,089,993	900,219	375,022	334,313	1,157,690	1,126,756	835,516
Consideration received	4,482	10,223	166,522	179,175	90,007	56,930	170,959	158,780	183,174
Net transfers	2,672	3,448	(15,704)	70,730	48,965	10,728	48,003	56,214	128,259
Payments to contract owners	(498)	(2,550)	(95,689)	(81,109)	(24,904)	(23,190)	(106,708)	(88,997)	(62,770)

Account units outstanding at 12/31/2006	18,746	45,145	1,145,122	1,069,015	489,090	378,781	1,269,944	1,252,753	1,084,179
Consideration received	4,605	6,259	151,527	138,804	107,788	47,639	182,359	127,789	193,892
Net transfers	3,704	(1,862)	22,169	25,338	85,089	6,862	86,159	3,404	120,069
Payments to contract owners	(905)	(4,008)	(94,349)	(84,008)	(32,761)	(26,652)	(167,317)	(95,887)	(81,602)
Account units outstanding

at 12/31/2007	26,150	45,534	1,224,469	1,149,149	649,206	406,630	1,371,145	1,288,059	1,316,538

ACCOUNT DIVISION
			LORD ABBETT
	GOLDMAN SACHS	J.P. MORGAN	SERIES FUND	NEUBERGER		RAINIER	ROYCE CAPITAL		T.ROWE PRICE
	VIT STRUCTURED	U.S. LARGE CAP	GROWTH	BERMAN	PUTNAM	SMALL/MID CAP	FUND	T. ROWE PRICE	SMALL-CAP
	SMALL CAP	CORE EQUITY	OPPORTUNITIES	GENESIS	VT VISTA	EQUITY	SMALL-CAP	EQUITY INCOME	STOCK FUND
	EQUITY FUND	PORTFOLIO	PORTFOLIO	FUND	FUND	PORTFOLIO	PORTFOLIO	PORTFOLIO VIP II	ADVISOR CLASS

Account units outstanding at 12/31/2006	61,281	1,345,469	82,433	799,007	469,180	369,897	279,287	-	405,684
Consideration received	22,914	188,628	21,019	131,783	57,323	62,741	93,786	4,451	34,890
Net transfers	18,968	(49,688)	12,898	29,803	(28,070)	23,149	87,408	23,814	(20,952)
Payments to contract owners	(5,293)	(92,322)	(3,833)	(58,014)	(39,194)	(26,257)	(22,554)	(5,090)	(26,342)

Account units outstanding at 12/31/2006	97,870	1,392,087	112,517	902,579	459,239	429,530	437,927	23,175	393,280
Consideration received	25,079	147,797	12,750	106,867	44,731	53,989	112,027	37,495	29,945
Net transfers	6,982	(49,637)	(4,907)	(1,172)	(7,137)	22,774	63,792	59,728	(16,132)
Payments to contract owners	(6,230)	(101,811)	(7,856)	(61,134)	(42,173)	(29,899)	(24,554)	(6,983)	(26,912)
Account units outstanding

at 12/31/2007	123,701	1,388,436	112,504	947,140	454,660	476,394	589,192	113,415	380,181

ACCOUNT DIVISION
	T.ROWE PRICE	T.ROWE PRICE	WELLS FARGO		DOW JONES	DOW JONES	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE TARGET
	SMALL-CAP	VIP PRIME	ADVANTAGE	WELLS FARGO	WILSHIRE 5000 INDEX	WILSHIRE 5000 INDEX	LARGE CO. GROWTH	LARGE CO. GROWTH	LARGE CO. VALUE
	VALUE FUND	RESERVES	DISCOVERY	OPPORTUNITY	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
	ADVISOR CLASS	PORTFOLIO	FUND	FUND	INSTITUTIONAL	INVESTMENT	INSTITUTIONAL	INVESTMENT	INVESTMENT

Account units outstanding at 01/01/2006	431,791	-	598,950	306,101	1,800,173	1,024,037	669,643	407,832	899,541

Consideration received	34,050	74,772	59,742	22,403	122,878	213,937	54,638	89,210	151,028

Net transfers	(21,874)	2,459,647	48,077	(17,548)	(3,666)	33,788	(16,354)	3,006	32,097

Payments to contract owners	(32,320)	(1,577,178)	(108,478)	(26,327)	(133,487)	(59,268)	(54,934)	(23,391)	(72,370)

Account units outstanding at 12/31/2006	411,647	957,241	598,291	284,629	1,785,898	1,212,494	652,993	476,657	1,010,296

Consideration received	28,234	572,767	67,787	18,063	109,213	177,974	43,655	75,611	145,573

Net transfers	(23,602)	3,014,851	23,872	(14,926)	(36,404)	27,356	(31,325)	(5,608)	32,581

Payments to contract owners	(34,578)	(2,280,591)	(47,934)	(24,280)	(153,239)	(86,029)	(57,666)	(31,489)	(82,939)

Account units outstanding

at 12/31/2007	381,701	2,264,268	642,016	263,486	1,705,468	1,331,795	607,657	515,171	1,105,511

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007 and 2006

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

ACCOUNT DIVISION
	WILSHIRE TARGET	WILSHIRE TARGET	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE
	SMALL CO. GROWTH	SMALL CO. VALUE	VIT 2010	VIT 2010	VIT 2010	VIT 2015	VIT 2025	VIT 2035	VIT 2045
	PORTFOLIO	PORTFOLIO	AGGRESSIVE	CONSERVATIVE	MODERATE	MODERATE	MODERATE	MODERATE	MODERATE
	INVESTMENT	INVESTMENT	FUND	FUND	FUND	FUND	FUND	FUND	FUND

Account units outstanding
at 01/01/2006	158,782	153,217	-	-	-	-	-	-	-
Consideration received	19,225	21,476	3,896	21,761	5,077	73,892	69,366	21,897	18,783
Net transfers	(8,586)	(2,970)	12,487	24,283	27,534	113,909	65,915	9,114	8,738
Payments to contract owners	(12,821)	(14,950)	(1,602)	(2,386)	(3,285)	(2,698)	(4,874)	(117)	(33)

Account units outstanding
at 12/31/2006	156,600	156,773	14,781	43,658	29,326	185,103	130,407	30,894	27,488
Consideration received	13,968	18,684	28,033	32,623	61,574	271,075	319,273	195,339	94,984
Net transfers	(7,691)	1,592	56,460	48,136	138,005	343,887	170,899	73,443	23,542
Payments to contract owners	(14,098)	(11,766)	(3,513)	(28,467)	(10,309)	(48,673)	(13,094)	(4,666)	(3,104)
Account units outstanding

at 12/31/2007	148,779	165,283	95,761	95,950	218,596	751,392	607,485	295,010	142,910

ACCOUNT DIVISION
	WILSHIRE	WILSHIRE	WILSHIRE	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT	WILSHIRE VIT
	VIT BALANCED	VIT EQUITY	VIT INCOME	INTERNATIONAL	SHORT-TERM	SMALL CAP	SOCIALLY
	FUND	FUND	FUND	EQUITY FUND	INVESTMENT FUND	GROWTH FUND	RESPONSIBLE FUND
	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES	HM SHARES

Account units outstanding at 01/01/2006	12,167,249	12,756,334	1,385,915	3,047,443	258,893	3,931,558	4,394,862
Consideration received	503,838	517,549	146,350	254,317	30,862	267,236	276,051
Net transfers	(520,605)	(650,036)	6,271	(90,183)	122,757	(226,636)	(158,430)
Payments to contract owners	(957,525)	(1,087,502)	(146,267)	(238,426)	(148,743)	(345,538)	(309,709)

Account units outstanding at 12/31/2006	11,192,957	11,536,345	1,392,269	2,973,151	263,769	3,626,620	4,202,774
Consideration received	425,337	437,033	133,262	239,296	32,152	215,599	257,928
Net transfers	(331,034)	(440,504)	(3,398)	(19,402)	85,608	(178,293)	(132,198)
Payments to contract owners	(1,018,436)	(990,163)	(153,169)	(232,857)	(120,158)	(309,217)	(302,119)
Account units outstanding

at 12/31/2007	10,268,824	10,542,711	1,368,964	2,960,188	261,371	3,354,709	4,026,385

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007 and 2006

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2007

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,123,762	29.09 to 31.59	32,450,933	0.00% to 1.65%	0.00%	13.59% to 11.76%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	58,225	19.12 to 19.38	1,124,122	0.95% to 1.65%	0.84%	0.57% to (0.16)%
AllianceBernstein VPS Small/Mid Cap Growth Portfolio	30,754	14.78 to 14.98	458,348	0.95% to 1.65%	0.00%	12.63% to 11.80%
Ariel Fund	620,459	52.62 to 62.29	35,624,380	0.00% to 1.65%	0.32%	(1.70)% to (3.29)%
Ariel Appreciation Fund	1,020,690	49.58 to 56.53	53,191,841	0.00% to 1.65%	0.53%	(1.38)% to (2.99)%
Cohen & Steers VIF Reality Fund, Inc.	299,339	11.93 to 12.64	3,771,771	0.95% to 1.65%	1.29%	(20.25)% to (20.68)%
Credit Suisse Trust Small Cap Core Portfolio	190,279	18.16 to 19.90	3,457,609	0.00% to 1.25%	0.00%	(0.85)% to (2.05)%
Davis Value Portfolio	897,456	14.62 to 16.13	13,153,447	0.00% to 1.65%	1.23%	4.54% to 2.89%
Delaware VIP Growth Opportunities Service Class	80,377	20.10 to 20.47	1,619,101	0.95% to 1.65%	0.00%	11.65% to 10.88%
Delaware VIP Trend Series Service Class	26,150	36.50 to 37.15	957,218	0.95% to 1.65%	0.00%	9.40% to 8.72%
Dreyfus Midcap Stock Portfolio Service Class	45,534	20.50 to 20.73	934,702	0.95% to 1.25%	0.31%	0.44% to 0.10%
Fidelity VIP Growth Portfolio	1,224,469	43.59 to 50.98	54,450,862	0.00% to 1.65%	0.37%	32.69% to 24.65%
Fidelity VIP Growth & Income Portfolio	1,149,149	17.23 to 20.39	21,426,892	0.00% to 1.65%	1.41%	11.85% to 10.03%
Fidelity VIP High Income Portfolio	649,206	6.71 to 12.01	7,090,158	0.00% to 1.65%	9.39%	2.47% to 0.90%
Fidelity VIP Index 500 Portfolio	406,630	163.16 to 182.49	67,681,810	0.00% to 1.65%	3.28%	5.18% to 3.52%
Fidelity VIP Investment Grade Bond Portfolio	1,371,145	12.69 to 18.10	22,685,058	0.00% to 1.65%	3.94%	4.08% to 2.34%
Fidelity VIP Mid Cap Portfolio	1,288,059	38.39 to 46.55	54,814,885	0.00% to 1.65%	0.50%	15.34% to 13.48%
Fidelity VIP Overseas Portfolio	1,316,538	25.12 to 33.28	40,037,736	0.00% to 1.65%	3.01%	17.06% to 15.15%
Goldman Sachs VIT Structured Small Cap Equity Fund	123,701	12.68 to 14.53	1,775,739	0.95% to 1.65%	0.43%	(17.26)% to (17.82)%
J.P. Morgan U.S. Large Cap Equity Portfolio	1,388,436	15.28 to 16.73	21,246,458	0.00% to 1.25%	1.11%	1.58% to 0.39%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,504	17.42 to 17.61	1,963,083	0.95% to 1.25%	0.00%	20.12% to 19.81%
Neuberger Berman Genesis Fund	947,140	35.84 to 44.15	38,220,839	0.00% to 1.65%	0.22%	21.49% to 19.55%
Putnam VT Vista Fund	454,660	14.83 to 18.19	7,286,550	0.00% to 1.65%	0.00%	7.70% to 2.20%
Rainier Small/Mid Cap Equity Portfolio	476,394	44.80 to 60.32	26,285,585	0.00% to 1.65%	0.00%	21.42% to 19.53%
Royce Capital Fund Small-Cap Portfolio	589,192	10.62 to 11.26	6,569,001	0.95% to 1.65%	0.06%	(3.01)% to (3.72)%
T. Rowe Price Equity Income Portfolio VIP II	113,415	25.71 to 25.96	2,936,882	0.95% to 1.65%	1.89%	2.04% to 1.34%
T. Rowe Price Small-Cap Stock Fund Advisor Class	380,181	41.42 to 45.34	15,759,746	0.00% to 1.25%	0.00%	(2.05)% to (3.18)%
T. Rowe Price Small-Cap Value Fund Advisor Class	381,701	49.37 to 54.12	18,864,742	0.00% to 1.25%	0.40%	(0.20)% to (1.56)%
T. Rowe Price VIP Prime Reserves Portfolio	2,264,268	1.05 to 1.06	2,402,593	0.95% to 1.65%	4.86%	3.92% to 2.94%
Wells Fargo Advantage Discovery Fund	642,016	19.45 to 20.11	12,494,002	0.00% to 1.65%	0.00%	22.32% to 20.31%
Wells Fargo Opportunity Fund	263,486	37.27 to 40.77	9,823,452	0.00% to 1.25%	0.63%	6.78% to 5.31%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,705,468	12.42 to 13.72	21,181,287	0.00% to 1.25%	1.67%	5.78% to 3.67%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,331,795	12.10 to 13.32	16,176,323	0.00% to 1.65%	1.47%	4.80% to 3.09%
Wilshire Target Large Co. Growth Portfolio Institutional	607,657	40.38 to 43.63	24,536,908	0.00% to 1.25%	0.00%	15.73% to 15.15%
Wilshire Target Large Co. Growth Portfolio Investment	515,171	39.13 to 42.98	20,209,885	0.00% to 1.65%	0.00%	16.38% to 14.49%
Wilshire Target Large Co. Value Portfolio Investment	1,105,511	23.87 to 32.20	32,590,114	0.00% to 1.65%	1.03%	(1.98)% to (3.59)%
Wilshire Target Small Co. Growth Portfolio Investment	148,779	24.30 to 27.29	3,633,486	0.00% to 1.25%	0.00%	8.38% to 7.10%
Wilshire Target Small Co. Value Portfolio Investment	165,283	16.49 to 30.26	4,556,977	0.00% to 1.65%	0.63%	(3.45)% to (5.05)%
Wilshire VIT 2010 Aggressive Fund	95,761	10.73 to 10.81	1,034,767	0.95% to 1.65%	0.06%	3.44% to 2.98%
Wilshire VIT 2010 Conservative Fund	95,950	10.60 to 10.72	1,023,189	0.95% to 1.65%	1.54%	3.18% to 2.51%
Wilshire VIT 2010 Moderate Fund	218,596	10.66 to 10.78	2,349,213	0.95% to 1.65%	0.33%	3.65% to 3.00%
Wilshire VIT 2015 Moderate Fund	751,392	10.75 to 10.88	8,137,963	0.95% to 1.65%	0.70%	3.92% to 3.17%
Wilshire VIT 2025 Moderate Fund	607,485	10.78 to 10.91	6,600,942	0.95% to 1.65%	0.50%	3.61% to 2.86%
Wilshire VIT 2035 Moderate Fund	295,010	10.79 to 10.91	3,206,872	0.95% to 1.65%	0.06%	3.90% to 3.15%
Wilshire VIT 2045 Moderate Fund	142,910	10.75 to 10.87	1,547,299	0.95% to 1.65%	0.00%	3.33% to 2.67%
Wilshire VIT Balanced Fund – HM Shares	10,268,824	20.75 to 25.16	235,692,276	0.00% to 1.65%	0.00%	3.08% to 1.41%
Wilshire VIT Equity Fund – HM Shares	10,542,711	22.97 to 28.69	276,466,303	0.00% to 1.65%	0.56%	2.21% to 0.62%
Wilshire VIT Income Fund – HM Shares	1,368,964	12.30 to 19.75	24,614,241	0.00% to 1.65%	4.35%	4.33% to 2.59%
Wilshire VIT International Equity Fund – HM Shares	2,960,188	16.66 to 18.24	49,341,657	0.00% to 1.65%	0.91%	8.57% to 6.99%
Wilshire VIT Short-Term Investment Fund – HM Shares	261,371	11.08 to 12.96	3,091,976	0.00% to 1.65%	3.49%	4.94% to 1.24%
Wilshire VIT Small Cap Fund – HM Shares	3,354,709	15.06 to 16.52	50,521,792	0.00% to 1.65%	0.00%	14.01% to 12.05%
Wilshire VIT Socially Responsible Fund – HM Shares	4,026,385	18.48 to 21.63	79,517,966	0.00% to 1.65%	1.16%	(2.66)% to (4.20)%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2006

				Expense as a	Investment
			Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein VPS Large Cap Growth Portfolio	1,097,550	25.71 to 27.81	28,240,479	0.00% to 1.65%	0.00%	(0.64)% to (1.87)%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	15,417	19.15 to 19.27	296,669	0.95% to 1.65%	0.01%	6.75% to 5.78%+
AllianceBernstein VPS Small/Mid Cap Growth Portfolio	5,910	13.21 to 13.30	78,364	0.95% to 1.65%	0.00%	(7.50)% to (8.46)%+
Ariel Fund	608,764	54.41 to 63.37	36,001,178	0.00% to 1.65%	0.00%	10.36% to 8.99%
Ariel Appreciation Fund	1,013,931	51.11 to 57.32	54,252,282	0.00% to 1.65%	0.05%	10.93% to 9.60%
Cohen & Steers VIF Reality Fund, Inc.	114,737	15.79 to 15.85	1,816,917	0.95% to 1.65%	4.65%	34.45% to 33.75%+
Credit Suisse Trust Small Cap Core Portfolio	206,652	18.54 to 20.07	3,833,857	0.00% to 1.25%	0.00%	4.75% to 3.46%
Davis Value Portfolio	824,648	14.15 to 15.43	11,692,769	0.00% to 1.65%	0.82%	15.06% to 13.65%
Delaware VIP Growth Opportunities Service Class	65,145	18.06 to 18.43	1,178,415	0.95% to 1.65%	0.00%	5.08% to 4.76%
Delaware VIP Trend Series Service Class	18,746	33.45 to 34.16	628,750	0.95% to 1.65%	0.00%	6.34% to 5.99%
Dreyfus Midcap Stock Portfolio Service Class	45,145	20.48 to 20.64	925,177	0.95% to 1.25%	0.18%	6.67% to 6.39%
Fidelity VIP Growth Portfolio	1,145,122	34.97 to 38.42	40,681,206	0.00% to 1.65%	0.16%	6.57% to 5.28%
Fidelity VIP Growth & Income Portfolio	1,069,015	15.66 to 18.23	18,040,574	0.00% to 1.65%	0.63%	12.88% to 11.44%
Fidelity VIP High Income Portfolio	489,090	6.65 to 11.72	5,282,044	0.00% to 1.65%	8.65%	11.09% to 9.63%
Fidelity VIP Index 500 Portfolio	378,781	157.61 to 173.50	60,678,398	0.00% to 1.65%	1.39%	15.44% to 14.02%
Fidelity VIP Investment Grade Bond Portfolio	1,269,944	12.40 to 17.39	20,434,646	0.00% to 1.65%	3.63%	4.13% to 2.88%
Fidelity VIP Mid Cap Portfolio	1,252,753	33.81 to 40.36	46,799,282	0.00% to 1.65%	0.17%	12.42% to 11.01%
Fidelity VIP Overseas Portfolio	1,084,179	23.43 to 28.43	28,518,659	0.00% to 1.65%	0.61%	17.77% to 16.34%
Goldman Sachs VIT Structured Small Cap Equity Fund	97,870	15.43 to 17.56	1,702,618	0.95% to 1.65%	0.84%	11.21% to 10.88%
J.P. Morgan U.S. Large Cap Equity Portfolio	1,392,087	15.22 to 16.47	21,216,057	0.00% to 1.25%	0.97%	16.56% to 15.13%
Lord Abbett Series Fund Growth Opportunities Portfolio	112,517	14.54 to 14.66	1,638,244	0.95% to 1.25%	0.00%	6.85% to 6.52%
Neuberger Berman Genesis Fund	902,579	29.98 to 36.34	30,348,198	0.00% to 1.65%	0.64%	7.01% to 5.66%
Putnam VT Vista Fund	459,239	14.51 to 16.89	7,177,824	0.00% to 1.65%	0.00%	5.43% to 4.14%
Rainier Small/Mid Cap Equity Portfolio	429,530	37.48 to 49.68	19,752,842	0.00% to 1.65%	0.00%	14.68% to 13.27%
Royce Capital Fund Small-Cap Portfolio	437,927	11.03 to 11.61	5,050,249	0.95% to 1.65%	0.08%	14.50% to 14.17%
T. Rowe Price Equity Income Portfolio VIP II	23,175	25.37 to 25.44	589,463	0.95% to 1.65%	1.67%	15.05% to 14.60%+
T. Rowe Price Small-Cap Stock Fund Advisor Class	393,280	42.78 to 46.29	16,837,675	0.00% to 1.25%	0.00%	12.52% to 11.12%
T. Rowe Price S mall-Cap Value Fund Advisor Class	411,647	50.15 to 54.23	20,662,673	0.00% to 1.25%	0.49%	16.02% to 14.60%
T. Rowe Price VIP Prime Reserves Portfolio	957,241	1.02 to 1.02	980,180	0.95% to 1.65%	6.88%	3.00% to 3.00%+
Wells Fargo Advantage Discovery Fund	598,291	16.10 to 16.44	9,634,293	0.00% to 1.65%	0.00%	14.64% to 13.30%
Wells Fargo Opportunity Fund	284,629	35.39 to 38.18	10,075,310	0.00% to 1.25%	0.00%	12.23% to 10.84%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,785,898	11.98 to 12.97	21,395,085	0.00% to 1.25%	1.17%	14.68% to 13.23%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,212,494	11.70 to 12.71	14,231,118	0.00% to 1.65%	0.95%	14.40% to 13.15%
Wilshire Target Large Co. Growth Portfolio Institutional	652,993	35.00 to 37.89	22,855,092	0.00% to 1.25%	0.00%	5.34% to 4.04%
Wilshire Target Large Co. Growth Portfolio Investment	476,657	34.06 to 36.93	16,269,078	0.00% to 1.65%	0.00%	4.94% to 3.65%
Wilshire Target Large Co. Value Portfolio Investment	1,010,296	24.76 to 32.85	30,775,024	0.00% to 1.65%	0.86%	18.51% to 17.05%
Wilshire Target Small Co. Growth Portfolio Investment	156,600	22.69 to 25.18	3,570,913	0.00% to 1.25%	0.00%	11.07% to 9.77%
Wilshire Target Small Co. Value Portfolio Investment	156,773	18.77 to 31.34	4,540,828	0.00% to 1.65%	0.18%	19.64% to 18.17%
Wilshire VIT 2010 Aggressive Fund	14,781	10.42 to 10.47	154,543	0.95% to 1.65%	0.00%	7.52% to 6.77%+
Wilshire VIT 2010 Conservative Fund	43,658	10.34 to 10.39	452,608	0.95% to 1.65%	0.00%	6.01% to 5.26%+
Wilshire VIT 2010 Moderate Fund	29,326	10.35 to 10.40	304,662	0.95% to 1.65%	0.00%	6.31% to 5.56%+
Wilshire VIT 2015 Moderate Fund	185,103	10.42 to 10.47	1,935,046	0.95% to 1.65%	0.00%	7.36% to 6.46%+
Wilshire VIT 2025 Moderate Fund	130,407	10.48 to 10.53	1,371,803	0.95% to 1.65%	0.00%	8.43% to 7.67%+
Wilshire VIT 2035 Moderate Fund	30,894	10.46 to 10.50	323,882	0.95% to 1.65%	0.00%	8.13% to 7.38%+
Wilshire VIT 2045 Moderate Fund	27,488	10.47 to 10.52	288,884	0.95% to 1.65%	0.00%	8.43% to 7.68%+
Wilshire VIT Balanced Fund – HM Shares	11,192,957	20.13 to 24.40	252,323,998	0.00% to 1.65%	3.39%	11.59% to 10.22%
Wilshire VIT Equity Fund – HM Shares	11,536,345	25.24 to 28.07	299,817,043	0.00% to 1.65%	0.91%	16.96% to 15.50%
Wilshire VIT Income Fund – HM Shares	1,392,269	12.36 to 18.93	24,325,701	0.00% to 1.65%	4.10%	4.01% to 2.70%
Wilshire VIT International Equity Fund – HM Shares	2,973,151	15.51 to 16.80	46,152,212	0.00% to 1.65%	0.77%	23.80% to 22.22%
Wilshire VIT Short-Term Investment Fund – HM Shares	263,769	10.73 to 12.35	3,013,273	0.00% to 1.65%	3.88%	5.20% to 3.92%
Wilshire VIT Small Cap Fund – HM Shares	3,626,620	13.38 to 14.60	48,546,140	0.00% to 1.65%	0.00%	11.29% to 9.94%
Wilshire VIT Socially Responsible Fund – HM Shares	4,202,774	19.29 to 22.22	86,307,411	0.00% to 1.65%	1.18%	20.56% to 19.01%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

+	These funds became available May 1, 2006 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2005

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein Large Growth Portfolio	939,736	26.20 to 27.99	24,631,711	0.00% to 1.25%	0.00%	14.85% to 13.42%
Ariel Fund	575,997	54.19 to 57.42	31,246,811	0.00% to 1.25%	0.32%	0.94% to (0.33)%
Ariel Appreciation Fund	960,327	48.77 to 51.67	46,884,762	0.00% to 1.25%	0.31%	2.92% to 1.64%
Credit Suisse Small Co. Growth Portfolio	231,016	17.92 to 19.16	4,141,603	0.00% to 1.25%	0.00%	(2.68)% to (3.90)%
Davis Value Portfolio	715,147	12.45 to 13.41	8,923,632	0.00% to 1.25%	1.06%	9.44% to 8.09%
Delaware VIP Growth Opportunities Service Class	31,967	17.24 to 17.32	551,397	0.95% to 1.25%	0.00%	10.17% to 9.82%
Delaware VIP Trend Series Service Class	12,090	31.56 to 31.71	382,003	0.95% to 1.25%	0.00%	4.62% to 4.31%
Dreyfus Midcap Stock Portfolio Service Shares	34,024	19.25 to 19.35	655,376	0.95% to 1.25%	0.26%	7.91% to 7.59%
Fidelity VIP Growth Portfolio	1,089,993	33.72 to 36.05	36,781,835	0.00% to 1.25%	0.25%	5.49% to 4.19%
Fidelity VIP Growth & Income Portfolio	900,219	15.12 to 16.15	13,629,896	0.00% to 1.25%	1.20%	7.40% to 6.06%
Fidelity VIP High Income Portfolio	375,022	9.87 to 10.55	3,712,402	0.00% to 1.25%	14.65%	2.33% to 1.04%
Fidelity VIP Index 500 Portfolio	334,313	138.47 to 150.30	46,968,476	0.00% to 1.25%	1.45%	4.55% to 3.26%
Fidelity VIP Investment Grade Bond Portfolio	1,157,690	15.62 to 16.70	18,114,564	0.00% to 1.25%	3.28%	1.91% to 0.63%
Fidelity VIP Mid Cap Portfolio	1,126,756	33.61 to 35.90	37,911,433	0.00% to 1.25%	0.00%	18.02% to 16.56%
Fidelity VIP Overseas Portfolio	835,516	22.58 to 24.14	18,891,099	0.00% to 1.25%	0.42%	18.78% to 17.31%
Goldman Sachs VIT Core Small Cap Equity Fund	61,281	15.72 to 15.79	963,337	0.95% to 1.25%	0.36%	5.07% to 4.76%
J.P. Morgan U.S. Disciplined Equity Portfolio	1,345,469	13.22 to 14.13	17,808,996	0.00% to 1.25%	1.20%	1.35% to 0.09%
Lord Abbett Series Fund Growth Opportunities	82,433	13.65 to 13.72	1,125,612	0.95% to 1.25%	0.00%	3.64% to 3.33%
Neuberger Berman Genesis Fund	799,007	31.80 to 33.96	25,426,518	0.00% to 1.25%	0.00%	15.96% to 14.56%
Putnam VT Vista Fund	469,180	14.99 to 16.02	7,039,902	0.00% to 1.25%	0.00%	12.15% to 10.76%
Rainier Small/Mid Cap Equity Portfolio	369,897	40.54 to 43.32	15,017,827	0.00% to 1.25%	0.00%	17.58% to 16.08%
Royce Capital Fund Small Cap Portfolio	279,287	10.09 to 10.14	2,820,851	0.95% to 1.25%	0.00%	7.49% to 7.22%
T.Rowe Price Small-Cap Stock Fund Advisor Class	405,684	38.50 to 41.14	15,627,646	0.00% to 1.25%	0.00%	8.23% to 6.89%
T.Rowe Price Small-Cap Value Fund Advisor Class	431,791	43.76 to 46.74	18,911,939	0.00% to 1.25%	0.24%	8.57% to 7.22%
Wells Fargo Advantage Discovery Fund	598,950	14.21 to 14.34	8,515,158	0.00% to 1.25%	0.00%	19.65% to 18.29%
Wells Fargo Opportunity Fund***	306,101	31.93 to 34.02	9,776,720	0.00% to 1.25%	0.00%	7.88% to 6.55%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,800,173	10.58 to 11.31	19,043,024	0.00% to 1.25%	0.93%	5.85% to 4.53%
Dow Jones Wilshire 5000 Index Portfolio Investment	1,024,037	10.34 to 11.11	10,624,267	0.00% to 1.25%	0.72%	5.62% to 4.33%
Wilshire Target Large Co. Growth Portfolio Institutional	669,643	33.64 to 35.97	22,525,700	0.00% to 1.25%	0.00%	8.84% to 7.49%
Wilshire Target Large Co. Growth Portfolio Investment	407,832	32.86 to 35.19	13,422,310	0.00% to 1.25%	0.00%	8.45% to 7.11%
Wilshire Target Large Co. Value Portfolio Investment	899,541	25.99 to 27.72	23,406,192	0.00% to 1.25%	0.67%	8.99% to 7.90%
Wilshire Target Small Co. Growth Portfolio Investment	158,782	20.67 to 22.67	3,296,749	0.00% to 1.25%	0.00%	3.67% to 2.34%
Wilshire Target Small Co. Value Portfolio Investment	153,217	24.54 to 26.20	3,763,162	0.00% to 1.25%	0.00%	6.53% to 5.25%
Wilshire VIT Balanced Fund – HM Shares	12,167,249	18.72 to 21.87	248,887,833	0.00% to 1.25%	0.00%	4.29% to 2.99%
Wilshire VIT Equity Fund – HM Shares	12,756,334	22.34 to 24.00	286,909,697	0.00% to 1.25%	1.09%	5.90% to 4.54%
Wilshire VIT Income Fund – HM Shares	1,385,915	12.40 to 18.20	23,579,038	0.00% to 1.25%	0.00%	1.97% to 0.71%
Wilshire VIT International Equity Fund – HM Shares	3,047,443	12.69 to 13.57	38,685,199	0.00% to 1.25%	0.04%	10.12% to 8.75%
Wilshire VIT Short-Term Investment Fund – HM Shares	258,893	10.34 to 11.74	2,846,173	0.00% to 1.25%	0.25%	3.02% to 1.25%
Wilshire VIT Small Cap Fund – HM Shares	3,931,558	12.17 to 13.02	47,854,996	0.00% to 1.25%	0.00%	3.73% to 2.44%
Wilshire VIT Socially Responsible Fund – HM Shares	4,394,862	17.25 to 18.43	75,809,394	0.00% to 1.25%	0.00%	5.13% to 3.82%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2004

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein Large Growth Portfolio	818,599	23.10 to 24.37	18,913,881	0.00% to 1.25%	0.00%	8.36% to 7.02%
Ariel Fund	486,122	54.37 to 56.89	26,452,998	0.00% to 1.25%	0.50%	21.98% to 20.48%
Ariel Appreciation Fund	798,279	47.99 to 50.20	38,334,735	0.00% to 1.25%	0.48%	13.12% to 11.70%
Credit Suisse Small Co. Growth Portfolio	248,475	18.64 to 19.68	4,634,469	0.00% to 1.25%	0.00%	10.83% to 9.48%
Davis Value Portfolio	612,231	11.52 to 12.26	7,064,779	0.00% to 1.25%	0.92%	12.35% to 10.90%
Delaware VIP Growth Opportunities Service Class	11,064	15.70 to 15.72	173,702	0.95% to 1.25%	0.00%	11.08% to 10.79%
Delaware VIP Trend Series Service Class	2,275	30.25 to 30.31	68,862	0.95% to 1.25%	0.00%	11.33% to 10.98%
Dreyfus Midcap Stock Portfolio Service Shares	9,576	17.90 to 17.93	171,393	0.95% to 1.25%	2.43%	13.18% to 12.84%
Fidelity VIP Growth Portfolio	974,205	32.37 to 34.17	31,546,843	0.00% to 1.25%	0.12%	3.14% to 1.84%
Fidelity VIP Growth & Income Portfolio	757,537	14.25 to 15.04	10,812,187	0.00% to 1.25%	0.65%	5.56% to 4.18%
Fidelity VIP High Income Portfolio	256,027	9.77 to 10.31	2,507,235	0.00% to 1.25%	6.95%	9.37% to 8.07%
Fidelity VIP Index 500 Portfolio	277,917	133.70 to 143.78	37,811,520	0.00% to 1.25%	0.99%	10.34% to 8.98%
Fidelity VIP Investment Grade Bond Portfolio	975,233	15.52 to 16.38	15,156,639	0.00% to 1.25%	5.66%	4.22% to 2.87%
Fidelity VIP Mid Cap Portfolio	954,231	28.84 to 30.42	27,532,251	0.00% to 1.25%	0.00%	24.63% to 23.12%
Fidelity VIP Overseas Portfolio	643,917	19.25 to 20.32	12,405,767	0.00% to 1.25%	0.82%	13.33% to 11.92%
Goldman Sachs VIT Core Small Cap Equity Fund	17,423	15.00 to 15.03	261,401	0.95% to 1.25%	1.07%	15.26% to 14.91%
J.P. Morgan U.S. Disciplined Equity Portfolio	1,143,649	13.21 to 13.94	15,116,981	0.00% to 1.25%	0.72%	9.50% to 8.16%
Lord Abbett Series Fund Growth Opportunities	22,415	13.21 to 13.23	296,065	0.95% to 1.25%	0.02%	10.23% to 9.88%
Neuberger Berman Genesis Fund	642,198	27.76 to 29.29	17,832,489	0.00% to 1.25%	0.22%	18.38% to 16.92%
Putnam VT Vista Fund	447,977	13.53 to 14.28	6,067,620	0.00% to 1.25%	0.00%	18.64% to 17.17%
Rainier Small/Mid Cap Equity Portfolio	303,239	34.93 to 36.84	10,602,737	0.00% to 1.25%	0.81%	17.38% to 15.93%
Royce Capital Fund Small Cap Portfolio	93,281	9.41 to 9.43	878,383	0.95% to 1.25%	2.24%	23.82% to 23.42%
Strong Mid Cap Growth Fund II	479,241	16.94 to 17.90	8,123,906	0.00% to 1.25%	0.00%	19.14% to 17.70%
Strong Opportunity Fund II	317,641	29.96 to 31.54	9,521,371	0.00% to 1.25%	0.00%	18.16% to 16.77%
T.Rowe Price Small-Cap Stock Fund Advisor Class	401,917	36.01 to 38.01	14,483,081	0.00% to 1.25%	0.59%	18.45% to 17.01%
T.Rowe Price Small-Cap Value Fund Advisor Class	439,605	40.82 to 43.06	17,957,864	0.00% to 1.25%	0.66%	25.46% to 23.91%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,924,243	10.12 to 10.68	19,478,297	0.00% to 1.25%	1.37%	11.52% to 10.22%
Dow Jones Wilshire 5000 Index Portfolio Investment	787,993	9.92 to 10.52	7,833,095	0.00% to 1.25%	1.26%	11.27% to 9.81%
Wilshire Target Large Co. Growth Portfolio Institutional	680,361	31.29 to 33.05	21,293,761	0.00% to 1.25%	0.45%	7.08% to 5.75%
Wilshire Target Large Co. Growth Portfolio Investment	324,321	30.67 to 32.45	9,962,280	0.00% to 1.25%	0.11%	6.94% to 5.37%
Wilshire Target Large Co. Value Portfolio Investment	729,103	24.09 to 25.43	17,633,502	0.00% to 1.25%	6.53%	12.99% to 11.53%
Wilshire Target Small Co. Growth Portfolio Investment	121,774	20.20 to 21.86	2,471,845	0.00% to 1.25%	4.63%	17.04% to 15.64%
Wilshire Target Small Co. Value Portfolio Investment	140,474	23.32 to 24.60	3,315,399	0.00% to 1.25%	12.16%	21.40% to 19.95%
Wilshire VIT Balanced Fund – HM Shares	13,172,538	17.95 to 20.97	261,599,493	0.00% to 1.25%	2.52%	8.21% to 6.86%
Wilshire VIT Equity Fund – HM Shares	14,024,912	21.34 to 22.67	301,633,499	0.00% to 1.25%	1.31%	10.16% to 8.78%
Wilshire VIT Income Fund – HM Shares	1,300,042	12.16 to 17.85	21,963,766	0.00% to 1.25%	4.75%	4.94% to 3.63%
Wilshire VIT International Equity Fund – HM Shares	3,099,530	11.67 to 12.32	36,179,259	0.00% to 1.25%	1.37%	10.62% to 9.26%
Wilshire VIT Short-Term Investment Fund – HM Shares	270,993	10.11 to 11.45	2,940,774	0.00% to 1.25%	0.86%	1.22% to (0.05)%
Wilshire VIT Small Cap Fund – HM Shares	4,302,146	11.88 to 12.55	51,123,355	0.00% to 1.25%	0.00%	4.39% to 3.12%
Wilshire VIT Socially Responsible Fund – HM Shares	4,612,921	16.61 to 17.53	76,641,597	0.00% to 1.25%	1.36%	13.27 to 11.86%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY	2007 ANNUAL REPORT
SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2007

6.	FINANCIAL HIGHLIGHTS

For the Year Ended December 31, 2003

				Expense as a	Investment
		Unit	Net	% of Average	Income	Total
Account Division	Units	Value	Assets	Net Assets *	Ratio	Return **

AllianceBernstein Large Growth Portfolio	676,885	21.58 to 22.49	14,613,342	0.00% to 1.25%	0.00%	23.37% to 21.85%
Ariel Fund	376,980	45.13 to 46.64	17,025,456	0.00% to 1.25%	0.00%	28.13% to 26.45%
Ariel Appreciation Fund	612,277	42.96 to 44.38	26,317,706	0.00% to 1.25%	0.00%	30.95% to 29.40%
Credit Suisse Small Co. Growth Portfolio	236,965	17.03 to 17.76	4,036,006	0.00% to 1.25%	0.00%	48.62% to 46.81%
Davis Value Portfolio	486,125	10.39 to 10.91	5,054,698	0.00% to 1.25%	0.81%	29.88% to 28.27%
Fidelity VIP Growth Portfolio	771,644	31.78 to 33.13	24,531,994	0.00% to 1.25%	0.10%	32.52% to 30.89%
Fidelity VIP Growth & Income Portfolio	535,029	13.68 to 14.25	7,325,313	0.00% to 1.25%	0.81%	23.38% to 21.93%
Fidelity VIP High Income Portfolio	177,129	9.04 to 9.43	1,604,272	0.00% to 1.25%	4.73%	26.75% to 25.03%
Fidelity VIP Index 500 Portfolio	211,435	124.96 to 130.28	26,396,472	0.00% to 1.25%	1.04%	28.09% to 26.53%
Fidelity VIP Investment Grade Bond Portfolio	921,950	15.09 to 15.72	13,925,160	0.00% to 1.25%	4.46%	4.94% to 3.64%
Fidelity VIP Mid Cap Portfolio	798,274	23.42 to 24.41	18,703,354	0.00% to 1.25%	0.22%	38.30% to 36.56%
Fidelity VIP Overseas Portfolio	430,503	17.20 to 17.93	7,409,331	0.00% to 1.25%	0.38%	42.98% to 41.33%
J.P. Morgan U.S. Disciplined Equity Portfolio	915,270	12.21 to 12.73	11,186,150	0.00% to 1.25%	0.68%	28.07% to 26.53%
Neuberger Berman Genesis Fund	513,797	23.74 to 24.74	12,198,374	0.00% to 1.25%	0.06%	31.39% to 29.73%
Putnam VT Vista Fund	431,300	11.55 to 12.04	4,985,464	0.00% to 1.25%	0.00%	32.01% to 28.36%
Rainier Small/Mid Cap Equity Portfolio	247,172	30.13 to 31.39	7,452,915	0.00% to 1.25%	0.00%	46.20% to 44.44%
Strong Mid Cap Growth Fund II	443,966	14.39 to 15.02	6,393,457	0.00% to 1.25%	0.00%	34.23% to 32.50%
Strong Opportunity Fund II	298,172	25.66 to 26.69	7,653,704	0.00% to 1.25%	0.08%	36.94% to 35.34%
T.Rowe Small-Cap Stock Fund Advisor Class	349,073	30.78 to 32.09	10,747,547	0.00% to 1.25%	1.82%	32.06% to 30.42%
T.Rowe Price Small-Cap Value Fund Advisor Class	397,645	32.94 to 34.32	13,108,060	0.00% to 1.25%	2.10%	36.19% to 34.56%
Dow Jones Wilshire 5000 Index Portfolio Institutional	1,873,756	9.18 to 9.58	17,213,849	0.00% to 1.25%	0.67%	30.16% to 28.39%
Dow Jones Wilshire 5000 Index Portfolio Investment	541,013	9.03 to 9.45	4,896,375	0.00% to 1.25%	0.47%	29.45% to 27.90%
Wilshire Target Large Co. Growth Portfolio Institutional	652,842	29.59 to 30.86	19,317,280	0.00% to 1.25%	0.28%	26.89% to 25.33%
Wilshire Target Large Co. Growth Portfolio Investment	228,018	29.11 to 30.34	6,642,944	0.00% to 1.25%	0.00%	26.31% to 24.88%
Wilshire Target Large Co. Value Portfolio Investment	611,659	21.60 to 22.51	13,219,824	0.00% to 1.25%	0.48%	28.41% to 26.91%
Wilshire Target Small Co. Growth Portfolio Investment	92,724	17.47 to 18.68	1,626,087	0.00% to 1.25%	0.00%	37.05% to 35.32%
Wilshire Target Small Co. Value Portfolio Investment	122,082	19.44 to 20.26	2,374,341	0.00% to 1.25%	0.25%	36.43% to 34.72%
Wilshire VIT Balanced Fund – HM Shares	14,094,671	17.02 to 19.38	261,981,050	0.00% to 1.25%	2.06%	19.56% to 18.11%
Wilshire VIT Equity Fund – HM Shares	15,075,890	19.63 to 20.58	297,970,728	0.00% to 1.25%	1.20%	27.59% to 25.97%
Wilshire VIT Income Fund – HM Shares	1,210,705	12.26 to 17.01	19,736,107	0.00% to 1.25%	2.59%	7.32% to 6.04%
Wilshire VIT International Equity Fund – HM Shares	3,072,915	10.68 to 11.14	32,832,553	0.00% to 1.25%	0.88%	32.46% to 30.88%
Wilshire VIT Short-Term Investment Fund – HM Shares	427,380	10.85 to 11.31	4,639,891	0.00% to 1.25%	0.97%	1.07% to 0.09%
Wilshire VIT Small Cap Fund – HM Shares	4,507,783	11.52 to 12.02	51,949,486	0.00% to 1.25%	0.00%	59.21% to 57.16%
Wilshire VIT Socially Responsible Fund – HM Shares	4,740,058	14.85 to 15.48	70,377,792	0.00% to 1.25%	1.36%	28.46% to 26.92%

*	These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the total return for the period indicated, including changes in the fair value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements
December 31, 2007 and 2006
(With Independent Auditors’ Report Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2007 and 2006, and the related statutory statements of operations, capital and surplus and cash flow for each of the years in the three-year period ended December 31, 2007. In connection with our audits of the statutory financial statements, we also have audited financial statement schedules I, III & VI, and IV. These statutory financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 8 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2007 and 2006, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2007.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2007 and 2006, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2007, on the basis of accounting described in Notes 1 and 8. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

KPMG LLP
Chicago, Illinois
April 28, 2008

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2007 and 2006
(In thousands)

	2007	2006

Admitted Assets
Cash and investments:
Bonds	$2,991,877	$2,711,403
Bonds on loan	74,599	290,876
Preferred stock	94,082	37,301
Common stock	2,379	—
Mortgage loans on real estate	16,696	17,203
Cash	11,902	4,468
Short-term investments	31,342	27,476
Short-term investments, loaned securities collateral	76,848	299,445
Contract loans	99,712	92,354
Receivable for securities and other invested assets	16,435	16,428

Total cash and investments	3,415,872	3,496,954

Investment income due and accrued	36,972	39,273

Uncollected premiums and agents’ balances in course of collection	764	1,286

Deferred premiums and agents’ balances booked but deferred and not yet due	45,932	44,844

Current federal income tax recoverable	1,495	14,375

Deferred tax assets	4,090	4,351

Guaranty funds receivable or on deposit	357	370

Other assets	2,188	6,448

Variable annuity assets held in separate accounts	1,562,210	1,494,614

Total admitted assets	$5,069,880	$5,102,515

(Continued)

3

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2007 and 2006

(In thousands, except share data)	2007	2006

Liabilities and Capital and Surplus
Policy liabilities:
Aggregate reserves:
Life and annuity	$2,947,947	$2,846,459
Accident and health	6,670	7,558
Unpaid benefits:
Life	8,906	8,616
Accident and health	243	266
Policyholder funds on deposit	137,263	140,958
Remittances not allocated	1,876	408

Total policy liabilities	3,102,905	3,004,265

Accrued expenses	2,240	2,712
Asset valuation reserve	19,428	19,593
Interest maintenance reserve	30,383	31,014
Amounts retained by Company as trustee	12,124	13,081
Payable to parent, subsidiaries and affiliates	488	78
Payable for securities and other liabilities	2,068	1,071
Escrow for securities lending	76,850	298,215
Transfer from separate accounts accrued for expense allowances recognized in reserves	(15,427)	(13,359)
Variable annuity liabilities held in separate accounts	1,562,210	1,494,614

Total liabilities	4,793,269	4,851,284

Capital and surplus:
Capital stock, $1 par value.
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	230,407	205,027

Total capital and surplus	276,611	251,231

Total liabilities and capital and surplus	$5,069,880	$5,102,515

See accompanying notes to statutory financial statements.

4

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Revenue:
Premiums, annuity and supplementary contract considerations:
Life	$96,757	$98,164	$563,109
Annuity	337,148	325,691	320,064
Accident and health	4,105	4,219	4,272
Supplementary contracts	9,044	9,017	8,187

Total premiums, annuity and supplementary contract considerations	447,054	437,091	895,632

Net investment income	185,049	172,468	161,484
Amortization of interest maintenance reserve	2,030	2,471	2,991
Commissions and expense allowances on reinsurance ceded	309	262	(5,039)
Reserve adjustments on reinsurance ceded	—	—	(447,384)
Management fee income from separate accounts	19,566	17,754	17,431
Mutual fund service fee income	1,302	1,236	1,222
Fees from sales of partner products	4,561	4,524	3,857
Other	1,867	1,605	1,384

Total revenue	661,738	637,411	631,578

Benefits and expenses:
Provisions for claims and benefits:
Life	96,388	95,438	118,234
Annuity	411,731	395,171	389,209
Accident and health	1,492	1,859	1,026
Supplementary contracts	21,215	21,904	20,210

Total claims and benefits	530,826	514,372	528,679

Commissions	28,951	29,448	32,012
General and other expenses	60,525	64,453	63,451

Total benefits and expenses	620,302	608,273	624,142

Net gain before dividends to policyholders and federal income tax (benefit) expense	41,436	29,138	7,436
Dividends to policyholders	—	—	—

(Continued)

5

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Net gain before federal income tax (benefit) expense	41,436	29,138	7,436
Federal income tax expense (benefit)	10,576	4,488	(15,558)

Net gain from operations	30,860	24,650	22,994
Realized investment gains (losses) net of tax and transfers to interest maintenance reserve	(4,790)	3,765	1,507

Net income	$26,070	$28,415	$24,501

See accompanying notes to statutory financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Capital and Surplus
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus
Balance at beginning of year	43,704	43,704	22,704
Capital contribution	—	—	21,000

Balance at end of period	43,704	43,704	43,704

Unassigned surplus:
Balance at beginning of year	205,027	184,516	204,904
Net income	26,070	28,415	24,501
Change in net deferred income tax	(1,225)	(357)	(6,801)
Change in non-admitted assets	1,005	(1,091)	3,315
Change in net unrealized capital losses	(635)	—	—
Change in reserve on account of change in valuation basis	—	—	1,381
Change in asset valuation reserve	165	(6,456)	(3,546)
Change in surplus as a result of reinsurance	—	—	(26,000)
Correction of prior year exhibit 5 reserve error	—	—	(13,238)

Balance at end of year	230,407	205,027	184,516

Total capital and surplus	$276,611	$251,231	$230,720

See accompanying notes to statutory financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Cash from operations:
Revenue received:
Premiums, considerations and deposits	$448,159	$437,456	$897,471
Investment income	187,507	172,998	162,764
Commissions and expense allowances on reinsurance ceded	309	262	(5,039)
Management fee income from Separate Accounts	19,566	17,754	17,431
Mutual fund service fee income	1,302	1,236	1,222
Fees from sales of partner products	4,561	4,524	3,857
Other income	1,867	1,605	1,384

Total revenue received	663,271	635,835	1,079,090

Benefits and expenses paid:
Claims, benefits and net transfers	431,713	360,340	773,525
Expenses	87,976	91,254	95,452
Federal income taxes	(1,891)	6,504	(6,766)

Total benefits and expenses paid	517,798	458,098	862,211

Net cash from operations	145,473	177,737	216,879

Cash from investments:
From investments sold or matured:
Bonds	1,118,259	715,315	580,013
Stocks	36,619	—	192
Mortgage loans	571	542	577
Miscellaneous proceeds	8,068	7,603	2,517

Total investment proceeds	1,163,517	723,460	583,299

Cost of investments acquired:
Bonds	(1,188,564)	(804,135)	(807,031)
Stocks	(97,410)	(37,301)	—
Other invested assets	—	(16,426)	—
Miscellaneous applications	(7,767)	(4,426)	(1,849)

Total investments acquired	(1,293,741)	(862,288)	(808,880)

Net increase in contract loans	(7,358)	(7,215)	(5,998)

Total for investments acquired	(1,301,099)	(869,503)	(814,878)

(Continued)

8

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2007, 2006, and 2005
(In thousands)

	2007	2006	2005

Net cash used for investments	(137,582)	(146,043)	(231,579)

Cash from financing and miscellaneous:
Cash provided (applied):
Additional Capital and paid in surplus	—	—	21,000
Securities lending	(221,365)	114,631	183,584
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	(3,653)	(2,593)	4,109
Change in surplus as a result of reinsurance	—	—	(26,000)
Other cash provided (applied)	5,830	(5,000)	(4,048)

Net cash (used for) from financing and miscellaneous	(219,188)	107,038	178,645

Net change in cash and short-term investments	(211,297)	138,732	163,945
Cash and short-term investments at beginning of year	331,389	192,657	28,712

Cash and short-term investments at end of year	$120,092	$331,389	$192,657

See accompanying notes to statutory financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
December 31, 2007, 2006, and 2005
(In thousands)
(1)	Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2007, 2006 and 2005, the Company has not participated in any business combinations nor discontinued any operations.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation — Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state has adopted the prescribed accounting practices as stated in NAIC SAP without modification. At December 31, 2007 and 2006 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost using the interest method. NAIC class 6 bonds are carried at lower of cost or market. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed. Fair value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company used a pricing service in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
(Continued)

10

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Common stocks, other than investments in stocks of subsidiaries, are carried at fair value. Fair value is derived from the NAIC Valuation of Securities Manual for securities listed.

Preferred stocks are carried at cost.

Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2007, 2006 and 2005. The Company did not reduce interest rates of any outstanding mortgage loans during 2007, 2006 and 2005. During 2007, 2006 and 2005, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

At December 31, 2007 and 2006, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.

The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Management considers the following items: the length of time and the extent to which the fair value has been less than cost, the financial condition and short-term prospects of the issuer including any specific events that may influence the operations of the issuer, and the intent and ability to retain the investment for a period of time sufficient to allow for any anticipated recovery in value. Based on these facts, if management determines the decline in fair value is other-than-temporary, a write-down of carrying value is recorded.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
(Continued)

11

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The balance of the AVR by component as of December 31, 2007 and 2006, is as follows:

	2007	2006

Bonds, preferred stock and short-term investments	$19,400	$19,411
Mortgage loans	28	31
Real estate and other invested assets	—	151

Total AVR	$19,428	$19,593

At December 31, 2007 and 2006 the AVR was held at a level equal to 88.6% and 84.9%, respectively of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.
Variable Annuities Assets and Liabilities Held in Separate Accounts
Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at fair value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.
The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

Reconciliation of transfers to (from) separate account is as follows:

	2007	2006

Transfers to separate account	$236,290	$138,939
Transfers from separate account	(151,196)	(139,139)

Net transfers to separate account	$85,094	$(200)

(Continued)

12

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Subprime Mortgage Related Risk Exposure
The Company has only one security with direct sub-prime exposure. The security is a collateralized debt obligation with original cost of $4,908, book adjusted carrying value of $1,129, fair value of $1,129 and other than temporary impairment losses to date of $3,779. The characteristics of the Company’s sub-prime mortgage loan, a collateralized debt obligation, include the following: low average Fair Isaac Credit Organization (“FICO”) score (less than 650), high weighted average coupon relative to other mortgage-backed securities of similar loan age and issue date, high prepayment penalties, and a high percentage of hybrid loans or negative amortizing loans.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2007 and 2006 were $5,720 and $6,016, respectively.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Reserve for Supplementary Contracts Without Life Contingencies
This reserve represents the present value of future payments discounted with interest only. At December 31, 2007 and 2006 this liability was $136,602 and $140,255 respectively, based on average credited interest rates of 3.05% and 4.0% in 2007 and 2006, respectively and is included in “policyholder funds on deposit.”
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
(Continued)

13

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2007, were as follows:

	Gross	Net of Loading

Ordinary new business	$2,240	$1,199
Ordinary renewal	39,648	45,482
Group life	124	124

Totals	$42,012	$46,805

Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid monthly, based upon the combined assets for the Funds.
Fees From Sales of Partner Products
In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance. In 2003, the Company expanded its third-party vendor offerings with the addition of universal life insurance. Also in 2003, the Company entered into a third-party agreement to market retail mutual funds. In addition to retail mutual funds, a qualified tuition program (also known as a 529 plan) and Coverdell Education Savings Accounts are also offered through this marketing alliance. In 2005, the Company expanded its third-party vendor offerings with the addition of fixed indexed annuities and single premium immediate annuities with two existing vendors. The Company receives a commission on the sale of business underwritten by third-party vendors.
Income Taxes
The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
(Continued)

14

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statements as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Reclassification
The Company has reclassified the presentation of certain prior period information to conform with the 2007 presentation.
(Continued)

15

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(2)	Investments
Net Investment Income
The components of net investment income were as follows:

	2007	2006	2005

Interest on bonds	$173,074	$165,463	$156,797
Preferred stock income	4,094	562	1
Interest on mortgage loans	1,475	1,521	1,564
Interest on short-term investments	2,734	1,621	1,208
Interest on contract loans	5,826	5,430	4,946
Other investment income	1,120	843	1

Gross investment income	188,323	175,440	164,517
Investment expenses	3,274	2,972	3,033

Net investment income	$185,049	$172,468	$161,484

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2007 and 2006.
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2007	2006

Reserve balance, beginning of year	$31,014	$29,675
Current year capital gains, net of tax	1,399	3,810
Amortization of IMR	(2,030)	(2,471)

Reserve balance, end of year	$30,383	$31,014

(Continued)

16

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Net realized investment gains reported in the statutory statement of operations net of tax and transfers to IMR were as follows:

	2007	2006	2005

Bonds	$(2,336)	$9,755	$7,881
Preferred stocks	(642)	—	42

Net realized investment gains (losses)	(2,978)	9,755	7,923

Less federal income tax expense	413	2,180	64
Transferred to IMR	(1,399)	(3,810)	(6,352)

Net realized investment gains (losses) net of tax and transfers to IMR	$(4,790)	$3,765	$1,507

In 2007, the Company impaired 19 bond and preferred stock issues from 13 issuers. The total amount of the impairment charge was $8,055. The Company had a fixed income security impairment charge of $91 in 2006. Gains realized in 2007 included $2,577 from the sale of securities that had been previously impaired. An additional gain of $289 was recorded due to recovery from litigation proceeds for a security that was impaired and totally disposed of during 2002. Gains realized in 2006 included $316 from sales of securities for which impairment charges were recorded in 2005. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations.
Bonds and Preferred Stock
At December 31, 2007 and 2006, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2007
U.S. government and agency obligations:
Mortgage-backed securities	$72,311	$185	$370,965	$5,195	$443,276	$5,380
Other	64,423	40	22,830	77	87,253	117
Municipal bonds	—	—	14,463	537	14,463	537
Foreign government bonds	—	—	3,911	35	3,911	35
Corporate bonds	328,863	10,555	480,593	15,567	809,456	26,122
Other mortgage-backed securities	142,569	9,013	44,742	1,385	187,311	10,398
Preferred stock	60,424	7,989	4,139	346	64,563	8,335

Totals	$668,590	$27,782	$941,643	$23,142	$1,610,233	$50,924

(Continued)

17

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Less than 12 months		12 months or longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
As of December 31, 2006
U.S. government and agency obligations:
Mortgage-backed securities	$35,804	$255	$488,725	$11,722	$524,529	$11,977
Other	71,468	33	120,344	1,579	191,812	1,612
Municipal bonds	—	—	14,116	884	14,116	884
Foreign government bonds	—	—	7,217	158	7,217	158
Corporate bonds	314,953	4,637	653,635	19,735	968,588	24,372
Other mortgage-backed securities	26,705	91	94,906	1,684	121,611	1,775
Preferred stock	6,354	160	—	—	6,354	160

Totals	$455,284	$5,176	$1,378,943	$35,762	$1,834,227	$40,938

At December 31, 2007, the gross unrealized capital loss position in the investment portfolio was $50,924 (506 positions and less than 1.6% of the investment portfolio). Securities with an investment grade rating represented 92% of the gross unrealized capital losses. The largest single unrealized capital loss was $2,269 on a JPM Chase preferred stock. The portfolio included 223 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $23,142 (of which $8,136 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2007 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and has the intent and ability to hold these securities until maturity or a recovery in fair value occurs. Therefore, no impairment of these securities was recorded at December 31, 2007.

At December 31, 2007 and 2006, 2.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds. The fair value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

The carrying value and estimated fair value of investments in bonds and preferred stock as of December 31, 2007 and 2006 are as follows:

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
December 31, 2007	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$868,124	$5,874	$(5,380)	$868,618
Other	228,777	2,308	(117)	230,968
Municipal bonds	25,519	883	(537)	25,865
Foreign government bonds	13,229	1,465	(35)	14,659
Corporate securities	1,662,542	29,093	(26,122)	1,665,513
Other mortgage-backed securities	268,285	2,690	(10,398)	260,577
Preferred Stock	94,082	555	(8,335)	86,302

Total	$3,160,558	$42,868	$(50,924)	$3,152,502

(Continued)

18

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

		Gross	Gross	Estimated
	Carrying	Unrealized	Unrealized	Fair
December 31, 2006	Value	Gains	Losses	Value

U.S. government and agency obligations:
Mortgage-backed securities	$744,293	$2,259	$(11,977)	$734,575
Other	216,414	408	(1,612)	215,210
Municipal bonds	42,280	1,288	(884)	42,684
Foreign government bonds	26,778	2,077	(158)	28,697
Corporate securities	1,800,619	41,275	(24,372)	1,817,522
Other mortgage-backed securities	171,895	1,514	(1,775)	171,634
Preferred Stock	37,301	1,403	(160)	38,544

Total	$3,039,580	$50,224	$(40,938)	$3,048,866

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $676,009 and $668,483; Federal Home Loan Mortgage Association of $366,217 and $195,904; Government National Mortgage Association of $27,327 and $28,018; and Other Government of $27,348 and $68,302 as of December 31, 2007 and 2006, respectively.

Bonds by NAIC class at December 31 are as follows:

	2007		2006
	Statement	Fair	Statement	Fair
	Value	Value	Value	Value

Class 1	$2,268,131	$2,264,624	$2,132,998	$2,125,694
Class 2	677,409	683,452	745,082	756,655
Class 3	40,447	39,521	28,947	29,124
Class 4	78,958	76,872	94,035	95,234
Class 5	1,530	1,561	—	—
Class 6	1	170	1,217	3,615

Total by class	$3,066,476	$3,066,200	$3,002,279	$3,010,322

At December 31, 2007, .65% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AAA and NAIC 1 -the highest ratings. The fair value of CMOs at December 31, 2007 was $96,035 compared to a $97,053 carrying value. The average duration of the Company’s investment in CMOs was 4.4 years at December 31, 2007.
(Continued)

19

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The carrying value and estimated fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

		Estimated
	Carrying	Fair
December 31, 2007	Value	Value

Due in one year or less	$239,027	$239,005
Due after one year through five years	915,613	915,532
Due after five years through ten years	913,595	913,513
Due after ten years through twenty years	340,021	339,989
Due after twenty years	658,220	658,161

Total bonds	$3,066,476	$3,066,200

Proceeds from dispositions of investments in bonds and stocks during 2007, 2006 and 2005 were $1,154,878, $715,315 and $580,205, respectively. Gross gains of $14,094, $11,296 and $16,969 and gross losses of $17,362, $5,296 and $9,046 were realized on those sales for 2007, 2006 and 2005, respectively.
Deposits
Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:

	2007	2006

Held for all policyholders	$1,672	$1,703
Held for policyholders in certain states	971	977

Total deposits	$2,643	$2,680

Securities Lending
The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the fair value of the securities loaned, and the collateral is subsequently maintained at a minimum of 101% of the fair value of the securities loaned. As of December 31, 2007 and 2006, the Company had $74,599 and $290,876 respectively, in outstanding securities loaned. The Company maintains effective control over the loaned securities and therefore reports them as bonds in the statutory statements of admitted assets, liabilities and capital and surplus. Securities lending collateral is classified as short-term investments with a corresponding liability in the Company’s statutory statements of admitted assets, liabilities and capital and surplus.
(Continued)

20

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Investments in Entities Exceeding 10% of Capital and Surplus
The names of entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2007 is as follows:

	Standard & Poors	Carrying
Bonds:	rating	value

AT&T	A	$35,160
Lehman Brothers Holdings	A+	29,576
Goldman Sachs Group	AA-	28,914

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate	Reserves	Mortality	Interest
	2007	2006	table	rates

Life	$737,860	$706,856	1980 CSO	4.0-6.0%
	1,379	1,422	1958 CET	2.5-4.5
	153,180	156,475	1958 CSO	2.5-4.5
	66,173	61,321	Various	2.5-6.5
	7,103	7,472	1941 CSO	2.5-3.0

Annuity	1,313,072	1,303,131	1971 IAM	3.0-5.5
	70,676	74,428	a-1949	3.0-5.5
	1,152	1,296	1937 SAT	3.0
	80	78	Various	3.0
	339,309	274,454	a-2000	1.5-3.5
	143,547	147,700	1983a	3.0-4.5

Supplementary contract with life contingencies	46,500	50,545	1983a	6.25-11.0
	65,779	58,643	a-2000	5.25-7.0
	1,775	2,178	1971 IAM	4.5-11.25
	362	460	1937 SAT	3.5

Total	$2,947,947	$2,846,459

(Continued)

21

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics

	2007		2006
		%of		%of
	Amount	Total	Amount	Total

Subject to discretionary withdrawal

With fair value adjustment	$41,388	1%	$33,785	1%
At book value less current surrender charge of 5% or more	1,108,014	30%	1,093,891	31%
At fair value	1,546,783	43%	1,481,255	42%

Total with adjustment or at fair value	2,696,185		2,608,931

At book value without adjustment (minimal or no charge or adjustment)	855,037	23%	813,667	23%
Not subject to discretionary withdrawal	114,415	3%	111,826	3%

Total (gross)	3,665,637	100%	3,534,424	100%

Total (net)*	$3,665,637		$3,534,424

*	Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

Life & Accident & Health Annual Statement:	2007	2006

Exhibit 5, Annuities Section, Total (net)	$1,867,836	$1,801,088
Exhibit 5, Supplementary Contracts with
Life Contingencies Section, Total (net)	114,415	111,826
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1	136,603	140,255

Subtotal	2,118,854	2,053,169

Separate Accounts Annual Statement:

Exhibit 3, Line 0299999, Column 2	1,543,399	1,477,531
Exhibit 3, Line 0399999, Column 2	3,384	3,724

Subtotal	1,546,783	1,481,255

Combined Total	$3,665,637	$3,534,424

(Continued)

22

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2007	2006

Present value of amounts not yet due on claims (3% interest rate)	$6,222	$7,038
Additional contract reserves	280	347
Unearned premiums and other	168	173

Aggregate accident and health reserves	$6,670	$7,558

The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $5,611 and $6,657 of such discounted reserves at December 31, 2007 and 2006, respectively. The aggregate amount of discount at December 31, 2007 and 2006 were $1,063 and $1,159, respectively.
Unpaid Benefits
Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

Accident and health claim reserves and liabilities include the following:

	2007	2006

Aggregate reserves for accident and health	$6,670	$7,558
Unpaid benefits for accident and health	243	266
Less: Additional contract reserves	(280)	(347)
Unearned premiums and other	(168)	(173)

Accident and health claim reserves and liabilities	$6,465	$7,304

(Continued)

23

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2007	2006

Net balance at January 1	$7,304	$7,875

Incurred related to:
Current year	2,207	2,142
Prior years	(642)	(203)

Total incurred	1,565	1,939

Paid related to:
Current year	798	670
Prior years	1,606	1,840

Total paid	2,404	2,510

Net balance at December 31	$6,465	$7,304

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $642 and $203 in 2007 and 2006, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.

(4)	Related Party Transactions

The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $107,316, $99,130, and $95,527 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2007, 2006 and 2005, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,625 as of December 31, 2007.

The Company had net balances payable to affiliates of $488 and $78 at December 31, 2007 and 2006.

ALIC reinsures all of the Company’s life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 8).

The Company has no common stock investments in any upstream companies or affiliates.
(Continued)

24

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(5)	Federal Income Taxes

Federal income tax expense (benefit) for the years ended December 31, 2007, 2006 and 2005, consist of the following major components:

	2007	2006	2005

Current income tax (benefit) expense from operations	$11,361	$5,873	$(10,225)
Prior year over accrual of tax reserves	(785)	(1,385)	(1,724)
Resolution of contingent tax liabilities	—	—	(3,609)

Federal income tax (benefit) expense from operations	10,576	4,488	(15,558)

Tax expense from net realized capital gains (losses)	413	2,179	64

Federal income tax expense (benefit)	$10,989	$6,667	$(15,494)

The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2007 and 2006 are as follows:

	2007	2006	Change

Total of all DTAs (admitted and nonadmitted)	$54,433	$56,517	$(2,084)
Total of all DTLs	20,340	21,540	(1,200)

Net DTAs	34,093	34,977	(884)
Total DTAs non-admitted	30,003	30,626	(623)

Net admitted DTAs	$4,090	$4,351	$(261)

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2007	2006	Change

Net DTA	$34,093	$34,977	$(884)
Net tax effect of unrealized gains and losses	341	—	341

Net tax effect without unrealized gains and losses	$33,752	$34,977	$(1,225)

(Continued)

25

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The net DTAs at December 31, 2007 and 2006, is included in deferred tax assets on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.

DTAs resulting from book/tax differences in:

	2007	2006

Benefit reserves	$35,645	$36,220
Deferred acquisition costs	10,323	10,654
Investments	1,939	1,524
Unrealized losses	341	—
Operating expense accruals	6,185	7,522
Other	—	597

Total DTAs	$54,433	$56,517

Total DTAs non-admitted	$30,003	$30,626

Admitted DTAs	$24,430	$25,891

DTLs resulting from book/tax differences in:

	2007	2006

Bonds	$1,359	$1,944
Premiums deferred and uncollected	16,400	15,618
Policy benefits	2,250	2,996
Other	331	982

Total DTLs	$20,340	$21,540

Net admitted DTAs	$4,090	$4,351

(Continued)

26

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2007	2006	2005

Current income tax expense incurred	$10,989	$6,667	$(15,494)
Change in deferred income tax (without tax on unrealized gains and losses)	1,225	357	6,801

Total income tax expense reported	12,214	7,024	(8,693)

Income before taxes	38,458	38,893	15,359

Expected income tax expense at 35% statutory rate	13,460	13,613	5,376

Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(981)	(1,542)	(1,460)
Nondeductible expense for meals, penalties and lobbying	118	91	111
Tax adjustment for IMR	(729)	(865)	(1,047)
Deferred tax benefit on non-admitted assets	134	59	(247)
Prior year surplus reserve adjustment	—	(4,149)	—
Resolution of contingent tax liabilities	—	—	(3,609)
Provision to return	(47)	(197)	724
Reinsurance	—	—	(9,100)
Other	259	14	559

Total income tax expense	$12,214	$7,024	$(8,693)

As of December 31, 2007, there are no net operating loss carryforwards available to offset against future taxable income. As of December 31, 2007, there are no capital loss carryforwards available.

The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $11,226, $6,388 and $0 for 2007, 2006, and 2005 respectively.

At December 31, 2007, the Company had federal income tax returns for the 2002 through 2006 tax years still open and subject to examination by all major tax authorities. The Company is currently under examination by the Internal Revenue Service (“IRS”) for tax years 2002, 2004 and 2005.

The Company records liabilities for potential tax contingencies where it is not probable that the position will be sustainable upon audit by taxing authorities. These liabilities are reevaluated routinely and are adjusted appropriately based upon change in facts or law. The Company has no unrecorded tax contingencies.
(Continued)

27

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
A reconciliation of the beginning and ending amount of tax contingencies is as follows:

2007

Balance as of December 31, 2006	$2,643
Additions based on tax contingencies related to the current year	420
Additions for tax contingencies for prior years	26

Balance as of December 31, 2007	$3,089

All of the liability for tax contingencies would affect income tax incurred if not realized. There are no contingencies for which it is reasonably possible the total tax contingency will significantly increase or decrease within the next 12 months.

The Company classifies all interest and penalties as income tax expense. The 2007 expense for interest and penalties was $396 ($258 net of tax benefit); for 2006, this amount was $93 ($61 net of tax). The Company has recorded $543 and $146 in gross liabilities for tax related interest and penalties on its balance sheet at December 31, 2007 and 2006, respectively.

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2008 without prior approval are approximately $27,600. No dividends were paid in 2007, 2006 and 2005, respectively.

Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(7)	Fair Value of Financial Instruments

Fair values of the Company’s insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

Investments — For fixed maturities and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
(Continued)

28

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts — The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company’s current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management’s estimate.

Policyholder Funds On Deposit — Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

The carrying amounts and fair values of financial instruments at December 31, 2007 consisted of the following:

		Estimated
	Carrying	Fair
	amount	value

Financial Assets
Bonds	$3,066,476	$3,066,200
Preferred stock	94,082	86,302
Common stock	2,379	2,379
Mortgage loans	16,696	16,636
Short-term investments	108,190	108,190
Contract loans and preferred stock	99,712	102,794
Receivable for securities	7	7
Other	16,428	16,428

Total investments	$3,403,970	$3,398,936
Asset valuation reserve	19,428	—

Total investments less asset valuation reserve	$3,384,542	$3,398,936
Cash	11,902	11,902

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	$80,751	$73,848
Annuity contract liabilities	1,982,252	1,768,074
Policyholder funds on deposit	137,263	137,263

(Continued)

29

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
The carrying amounts and fair values of financial instruments at December 31, 2006 consisted of the following:

		Estimated
	Carrying	Fair
	amount	value

Financial Assets
Bonds	$3,002,279	$3,010,322
Preferred stock	37,301	38,544
Mortgage loans	17,203	17,765
Short-term investments	326,921	326,921
Contract loans and preferred stock	92,354	95,212
Other	16,428	16,428

Total investments	$3,492,486	$3,505,192
Asset valuation reserve	19,593	—

Total investments less asset valuation reserve	$3,472,893	$3,505,192
Cash	4,468	4,468

Financial Liabilities
Policyholder account balances on interest-sensitive life contracts	$82,572	$75,773
Annuity contract liabilities	1,912,913	1,715,715
Policyholder funds on deposit	140,958	140,958

Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.
(Continued)

30

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(b)	Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

(l)	A statement of comprehensive income is required.

(m)	Retroactive Coinsurance and modified coinsurance transactions are recognized as deposits. Statutory ceded premiums, ceded benefits paid, ceded change in reserves and change in surplus as the result of reinsurance are removed from GAAP reporting.

(n)	The realization of DTAs under GAAP is evaluated utilizing a “more likely than not” standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Changes in the balances of DTAs and DTLs result in increases or decreases of income under GAAP.

(o)	Deferred premium assets are not provided.

(p)	Tax Liabilities are recorded only if it is more likely than not the position will not be sustainable upon audit by taxing authorities.
The aggregate effect of the foregoing differences has not been determined separately for the Company.
(Continued)

31

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2007	2006	2005

Direct life insurance premiums	$101,435	$102,978	$103,897
Life insurance premiums ceded:
To ALIC	1,518	1,558	1,639
Coinsurance and Modified Coinsurance agreement	—	—	(463,393)
Other	3,160	3,256	2,542

Net life insurance premiums as reported	96,757	98,164	563,109
Reserve adjustment on reinsurance ceded as reported	—	—	(447,384)
Life insurance reserves ceded:
To ALIC	12,751	12,070	11,351
To other companies	4,591	4,434	3,713
Accident and health premiums ceded:
To other companies	2,043	2,112	2,365
Amounts recoverable from reinsurers on paid losses	440	754	717

The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war.

The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s disability income policies.
(Continued)

32

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
On December 31, 2003, the Company entered into a reinsurance agreement with the United States branch of Sun Life Assurance Company of Canada (SLACC) which replaced the 2002 agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of the Sun Life Financial Group. Under the terms of the December 31, 2003 agreement the Company ceded to SLACC, on a combination coinsurance and modified coinsurance basis, a 75% quota share of the Company’s in force interest-sensitive life block of business issued prior to January 1, 2002, representing an increase from the 58% quota share which was in place under the 2002 agreement. SLACC assumed its proportional share of all risks attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company’s liabilities under statutory accounting principles to the extent of the ceded commission. The initial ceding commission received by the Company was $50.0 million and resulted in a $32.5 million after-tax increase in the Company’s statutory surplus. The Company’s statutory surplus was reduced by $26.0 million (including $21.5 million due to the early termination of the contract noted below) and $6.5 million in 2005 and 2004, respectively. Fees related to these transactions reduced the Company’s pretax income by $558 and $973 in 2005 and 2004, respectively. These transactions improved the statutory operating leverage and risk-based capital ratio of the Company.

Effective July 1, 2005 the Company terminated its reinsurance agreement with SLACC. The early recapture of the reinsurance agreement had the following impact:

Premiums earned	$487,384
Commissions and expense allowances on reinsurance ceded	(11,583)
Reserve adjustment on reinsurance ceded	(454,291)

Increase in aggregate reserves for life and accident and health contracts	33,093
Federal and foreign income taxes	(11,583)
Change in surplus as a result of recapture	(21,511)

At December 31, 2007 and 2006 the Company has outstanding surplus relief of $0 and modified coinsurance reserves of $0, respectively, related to the contract with SLACC.

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
Pension Plans
HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.
(Continued)

33

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant’s account based on eligible compensation and years of service. Through December 31, 2006, participants were 100% vested in this plan after 5 years of service. Effective January 1, 2007, participants are 100% vested in this plan after 3 years of service.

All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee’s account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings while under the plan (through March 31, 2002). Participants were 100% vested in these defined benefit plans effective April 1, 2007.

HMSC’s policy with respect to funding the defined benefit plan is to contribute to the plan trust amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in separate trust funds; whereas the supplemental retirement plans are unfunded non-qualified plans.

Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

Total pension expense allocated to the Company was $4,811, $5,609, and $5,689 for 2007, 2006 and 2005, respectively.
Postemployment Benefits
In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with a minimum of 15 years of service in 2004 were eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years. The allocated cost of these benefits totaled $(1,773), $(495), and $282 for the years ended December 31, 2007, 2006 and 2005, respectively.
(Continued)

34

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)
(11)	Lawsuits and Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position or results of operation.

(12)	Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2007, the Company’s actual total adjusted capital was $296,039 and the authorized control level risk-based capital was $28,774.

35

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS — OTHER THAN INVESTMENTS IN RELATED PARTIES — SCHEDULE I
DECEMBER 31, 2007
(AMOUNTS IN THOUSANDS)

			Amount
			shown in
			Balance
Type of investments	Cost(1)	Fair Value	Sheet

Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$1,096,901	$1,099,585	$1,096,901
State, municipalities and political subdivisions	25,520	25,866	25,520
Foreign government bonds	13,229	14,659	13,229
Public utilities	176,736	176,771	176,736
Other corporate bonds	1,754,090	1,749,318	1,754,090

Total debt securities	$3,066,476	$3,066,199	$3,066,476

Equity securities:

Preferred stocks:
Industrial and miscellaneous	94,082	—	94,082
Common stocks	2,379	—	2,379

Total equity securities	$96,461	$—	$96,461

Mortgage loans on real estate	16,696	XXX	16,696
Real estate	—	XXX	—
Contract loans	99,712	XXX	99,712
Short-term investments	108,190	XXX	108,190
Receivable for securities	7	XXX	7
Other investments	16,428	XXX	16,428

Total investments	$3,403,970	XXX	$3,403,970

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)	Real estate acquired in satisfaction of indebtedness is $0.

(3)	Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.
See accompanying report of independent registered public accounting firm.

36

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION — SCHEDULE III & VI
For the years ended December 31, 2007, 2006 and 2005
(Amounts in thousands)

	As of December 31,				For the years ended December 31,
		Future policy			Premium revenue			Amortization
	Deferred	benefits		Other policy	and annuity,		Benefits,	of deferred
	policy	losses, claims		claims and	pension and	Net	claims, losses	policy	Other
	acquisition	and loss	Unearned	benefits	other contract	investment	and settlement	acquisition	operating	Premiums
Segment	cost(1)	expenses(3)	premiums(3)	payable	considerations	income	expenses	costs(1)	expenses	written(2)
2007:
Life		$970,767		$3,368	$96,757	$55,284	$96,388		$39,038
Annuity		1,871,643		—	337,148	111,181	411,731		45,352
Supplementary Contracts		114,444		133,863	9,044	17,696	21,215		2,425
Accident and Health		6,912		32	4,105	888	1,492		2,661

Total		$2,963,766		$137,263	$447,054	$185,049	$530,826		$89,476

2006:
Life		$938,754		$3,461	$98,164	$51,617	$95,438		$42,100
Annuity		1,804,470		—	325,691	102,944	395,171		45,776
Supplementary Contracts		111,851		137,435	9,017	16,968	21,904		2,757
Accident and Health		7,824		62	4,219	939	1,859		3,268

Total		$2,862,899		$140,958	$437,091	$172,468	$514,372		$93,901

2005:
Life		$906,265		$3,633	$563,109	$47,591	$118,234		$42,529
Annuity		1,684,037		—	320,064	96,912	389,209		47,243
Supplementary Contracts		108,114		139,880	8,187	15,975	20,210		2,126
Accident and Health		8,475		75	4,272	1,006	1,026		3,565

Total		$2,706,891		$143,588	$895,632	$161,484	$528,679		$95,463

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)	Does not apply to life insurance.

(3)	Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.
See accompanying report of independent registered public accounting firm.

37

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE — SCHEDULE IV
For the years ended December 31, 2007, 2006 and 2005
(Amounts in thousands)

					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	To net

2007: Life insurance in force	$13,576,538	$1,957,797	$—	$11,618,741	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$101,435	$4,678	$—	$96,757	0.0%
Annuity	337,148	—	—	337,148	0.0%
Supplementary contracts	9,044	—	—	9,044
Accident and health	6,148	2,043	—	4,105	0.0%

Total premiums	$453,775	$6,721	$—	$447,054	0.0%

2006: Life insurance in force	$13,400,292	$1,869,947	$—	$11,530,345	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$102,978	$4,814	$—	$98,164	0.0%
Annuity	325,691	—	—	325,691	0.0%
Supplementary contracts	9,017	—	—	9,017
Accident and health	6,331	2,112	—	4,219	0.0%

Total premiums	$444,017	$6,926	$—	$437,091	0.0%

2005: Life insurance in force	$13,142,164	$1,710,202	$—	$11,431,962	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$103,897	$(459,212)	$—	$563,109	0.0%
Annuity	320,064	—	—	320,064	0.0%
Supplementary contracts	8,187	—	—	8,187
Accident and health	6,637	2,365	—	4,272	0.0%

Total premiums	$438,785	$(456,847)	$—	$895,632	0.0%

See accompanying report of independent registered public accounting firm.

38

PART C
OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The following financial statements are included in Part B hereof:(1)
Horace Mann Life Insurance Company Separate Account
     -Report of Independent Registered Public Accounting Firm, dated April 28, 2008
     -Statements of Net Assets — December 31, 2007
     -Statements of Operations — For the Year Ended December 31, 2007
     -Statements of Changes in Net Assets For the Year Ended December 31, 2007
     -Statements of Changes in Net Assets For the Year Ended December 31, 2006
     -Notes to Financial Statements — December 31, 2007
Horace Mann Life Insurance Company
     -Report of Independent Registered Public Accounting Firm, dated April 28, 2008
     -Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2007 and 2006
     -Statutory Statements of Operations — For the Years Ended December 31, 2007, 2006 and 2005
     -Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2007, 2006 and 2005
     -Statutory Statements of Cash Flow — For the Years Ended December 31, 2007, 2006 and 2005
     -Notes to Statutory Financial Statements — December 31, 2007, 2006 and 2005
(b)Exhibits

(1) Resolution of Board of Directors(1)
(2). Not Applicable
(3) Underwriting Agreement(1)
(4) Form of Variable Annuity Contract(3)
(5) Form of application
(6) Certificate of incorporation and bylaws (3)
(7) Not Applicable
(8) Not Applicable
(9) Opinion and Consent of Counsel Filed Herewith
(10) Independent Auditors Consent Filed Herewith
(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon Filed Herewith
(12) Not Applicable

(1)	Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2)	Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 76 to Form N-4 Registration Statement, dated October 1, 2003 (File No. 811-1343).

(3)	Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).
Item 25. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Peter H. Heckman	Director and Executive Vice President, Chief Financial Officer

Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer

Louis G. Lower II	Director, Chairman, President & Chief Executive Officer

Paul D. Andrews	Director and Senior Vice President

Angela S. Christian	Vice President & Treasurer

Frank D’Ambra	Director and Senior Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners
As of March 28, 2008, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was, 122,546 of which 118,901 were qualified Contract Owners and 3,645 were non-qualified Contract Owners.
Item 28. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter
Christopher M. Fehr	Director, President
Kenneth J. Kaufmann	Anti-Money Laundering Officer and Chief Compliance Officer
Peter H. Heckman	Director
Rhonda R. Armstead	Secretary
Diane M. Barnett	Tax Compliance Officer
Angela S. Christian	Treasurer
Bret A. Conklin	Controller
Paul D. Andrews	Director
Frank D’Ambra III	Director
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2007:

Net
Name of	Underwriting
Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commission	Compensation
Horace Mann Investors, Inc.	$6,091,096	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services
Not applicable.
Item 32. Undertakings
(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.
(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.
(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.
(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.
(e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 28th day of April, 2008.

BY:	HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)

	By:	Horace Mann Life Insurance Company
(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ LOUIS G. LOWER II

Ann M. Caparros		Louis G. Lower II, President and
Corporate Secretary of the Depositor		Chief Executive Officer of the Depositor
     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ LOUIS G. LOWER II Louis G. Lower II	Director, Chairman, President and Chief Executive Officer	April 28, 2008

/s/ PETER H. HECKMAN Peter H. Heckman	Director, Executive Vice President and Chief Financial Officer	April 28, 2008

/s/ ANN M. CAPARROS Ann M. Caparros	Director, Vice President, General Counsel, Corporate Secretary and Chief Compliance Officer	April 28, 2008

/s/ FRANK D’AMBRA Frank D’Ambra	Senior Vice President	April 28, 2008

C-5

Exhibit Index
(9) Opinion and Consent of Counsel
(10) Independent Auditors consent